As filed with the Securities and Exchange Commission On January 30, 2012

Registration Nos. 33-49098

811-06719

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 79	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 80	☒

STERLING CAPITAL FUNDS

(Exact Name of Registrant as Specified in Charter)

434 Fayetteville Street Mall, Fifth Floor, Raleigh, NC 27601

(Address of principal executive offices)

Registrant’s telephone number, including Area Code:

(800)228-1872

E.G. Purcell, III, President

Sterling Capital Funds

434 Fayetteville Street Mall, Fifth Floor

Raleigh, NC 27601

(Name and address of agent for service)

Copies of communications to:

Alan G. Priest, Esquire

Ropes & Gray LLP

One Metro Center, 700 12th Street, N.W., Suite 900

Washington, D.C. 20005

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 1, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i)
☐	on , 2012, pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on [ ] pursuant to paragraph (a)(ii)

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for post-effective amendment No. filed on [date].

PROSPECTUS

FEBRUARY 1, 2012

STERLING CAPITAL CORPORATE FUND	(SCCPX)
STERLING CAPITAL SECURITIZED OPPORTUNITIES FUND	(SCSPX)

CLASS S SHARES

Questions?

Call 1-800-228-1872

or your investment representative.

The U.S. Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Sterling Capital Funds

Fund Summaries
Carefully review this important section, which summarizes each Fund’s objectives, fees, principal investment strategies and risks, past performance, management, how to buy and sell fund shares, tax information and payments to broker-dealers.	3	Corporate Fund
	7	Securitized Opportunities Fund

Additional Investment Strategies and Risks
Review this section for additional information on investment strategies and their risks.	12	Corporate Fund
	12	Securitized Opportunities Fund
	14	Investment Practices
	19	Investment Risks

Fund Management
Review this section for details on the people and organizations who oversee the Funds.	22	The Investment Adviser
	22	Portfolio Managers
	23	The Administrator and Underwriter

Shareholder Information
Review this section for details on how shares are valued, how to purchase, sell and exchange shares related charges and payments of dividends and distributions.	24	Choosing a Share Class
	24	Pricing of Fund Shares
	25	Purchasing and Adding to Your Shares
	26	Selling Your Shares
	27	Exchanging Your Shares
	27	Market Timing Policies
	28	Dividends, Distributions and Taxes
	29	Additional Information About the Funds

Other Information About the Funds
	31	Financial Highlights

2

Summary	Sterling Capital Corporate Fund

Class S Shares SCCPX

Investment Objective	The Fund seeks to maximize total return.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class S Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class S Shares
Management Fees	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.02%
Total Annual Fund Operating Expenses	0.57%
Fee Waiver or Expense Reimbursement[3]	–0.25%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[3]	0.32%

1Because the Fund is new, the amount shown for “Other Expenses” is based on estimated amounts for the current fiscal year.

2To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

3The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.15% for the period from June 30, 2011 through January 31, 2013. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class S Shares	$33	$157

3

Summary	Sterling Capital Corporate Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From the Fund’s commencement of operations on June 30, 2011 through the fiscal year ended September 30, 2011, the Fund’s portfolio turnover rate was 7.00% of the average value of its portfolio.

Strategy, Risks

and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of corporate debt securities, including corporate bonds, notes and debentures. The Fund may invest in (i) bonds issued or guaranteed by the U.S. government or its agencies and instrumentalities; (ii) preferred stock; and (iii) debt securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded over the counter. The Fund may invest up to 20% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies. The remainder of the Fund’s corporate debt securities will typically be issued by U.S. companies and be investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or determined by the portfolio manager to be of comparable quality).

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target relative to benchmark duration that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and forward curve analysis are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments. The Fund’s average duration is expected to be between 4.5 and 8.5 years.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

4

Summary	Sterling Capital Corporate Fund

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

5

Summary	Sterling Capital Corporate Fund

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section on page 12 of this Prospectus.

Performance

Performance information gives some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information has not been presented because the Fund has not been in existence for a full calendar year as of the date of this Prospectus.

Management	Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Mark Montgomery, CFA

Managing Director of Sterling Capital and Fixed Income Portfolio Manager

Since June 2011

Richard T. LaCoff

Managing Director of Sterling Capital and Fixed Income Portfolio Manager

Since June 2011

Purchase and Sale of Fund Shares	Class S Shares are available to customers of Sterling Capital or its affiliates. You may purchase or redeem Class S Shares of the Fund on any business day of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Sterling Capital or one of its affiliates. Consult your investment representative for specific instructions on how to purchase or redeem shares. There are no minimum initial or subsequent investment requirements.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

6

Summary	Sterling Capital Securitized Opportunities Fund

Investment Objective	The Fund seeks to maximize total return.

Fee Table	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class S Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class S Shares
Management Fees	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[1]	0.19%
Acquired Fund Fees and Expenses[2]	0.02%
Total Annual Fund Operating Expenses	0.61%
Fee Waiver or Expense Reimbursement[3]	–0.25%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[3]	0.36%

1 Because the Fund is new, the amount shown for “Other Expenses” is based on estimated amounts for the current fiscal year.

2 To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

3The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.15% for the period from June 30, 2011 through January 31, 2013. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class S Shares	$37	$170

7

Summary	Sterling Capital Securitized Opportunities Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From the Fund’s commencement of operations on June 30, 2011 through the fiscal year ended September 30, 2011, the Fund’s portfolio turnover rate was 26.00% of the average value of its portfolio.

Strategy, Risks

and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of securitized obligations of any kind (including asset-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations). The Fund will invest primarily in securities that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or determined by the portfolio manager to be of comparable quality), and may invest up to 15% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds.

As part of its investment strategy, the Fund may engage in dollar roll transactions, under which the Fund sells a mortgage-backed security to a dealer and simultaneously contracts to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date. Such investments will not exceed 25% of the Fund’s total assets. Dollar roll transactions may create investment leverage.

The Fund also will invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as, for example, the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Government National Mortgage Association (Ginnie Mae)); corporate debt securities, including corporate bonds, notes and debentures; preferred stock; and debt securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded over the counter.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target relative to benchmark duration that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and forward curve analysis are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments. The Fund’s average duration is expected to be within 1.5 years of the duration of the Barclays Capital U.S. Mortgage Backed Securities Index.

8

Summary	Sterling Capital Securitized Opportunities Fund

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps, interest rate swaps, inverse floater securities, and interest-only and principal-only securities to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

9

Summary	Sterling Capital Securitized Opportunities Fund

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section on page 12 of this Prospectus.

Performance

Performance information gives some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information has not been presented because the Fund has not been in existence for a full calendar year as of the date of this Prospectus.

Management	Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Mark Montgomery, CFA

Managing Director of Sterling Capital and Fixed Income Portfolio Manager

Since June 2011

Richard T. LaCoff

Managing Director of Sterling Capital and Fixed Income Portfolio Manager

Since June 2011

10

Summary	Sterling Capital Securitized Opportunities Fund

Purchase and Sale of Fund Shares	Class S Shares are available to customers of Sterling Capital or its affiliates. You may purchase or redeem Class S Shares of the Fund on any business day of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Sterling Capital or one of its affiliates. Consult your investment representative for specific instructions on how to purchase or redeem shares. There are no minimum initial or subsequent investment requirements.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

11

Additional Investment Strategies and Risks

The investment objective and principal investment strategies of each Fund are summarized under its respective “Investment Objective” and “Strategy, Risks and Performance” section, earlier in this Prospectus.

Corporate Fund

The Fund may invest in (i) mortgage-backed securities, including commercial mortgage-backed securities and collateralized mortgage obligations and (ii) asset-backed securities.

Corporate Fund and Securitized Opportunities Fund

The Funds may invest in short-term obligations and the shares of other investment companies.

Portfolio Maturity – Certain debt securities such as, but not limited to, mortgage backed securities, collateralized mortgage obligations and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating a Fund’s weighted average portfolio maturity, the effective maturity of these securities will be used.

Active Trading.    Each Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. Frequent and active trading may cause adverse tax consequences for shareholders by increasing the amount of a Fund's realized capital gains, which in turn may result in increased taxable distributions to shareholders, and by increasing the proportion of the Fund's realized capital gains that are short-term capital gains, which when distributed are generally taxable to shareholders at ordinary income rates.

Temporary Defensive Measures.    Each Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. If deemed appropriate under the circumstances, each Fund may increase its holdings in short-term obligations to up to 100% of its total assets. A Fund may not achieve its investment objective as a result of any such temporary defensive position.

Name Policies.    To comply with SEC rules regarding the use of descriptive words in a fund's name, each Fund has adopted a policy of investing at least 80% of its net assets plus any borrowings made for investment purposes in specific types of investments or industries. Each Fund’s policy is described in its summary description under the heading “Principal Strategy.” Neither Fund will change its name policy without providing its shareholders at least 60 days’ prior written notice.

12

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13

Additional Investment Strategies and Risks

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Fixed-income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. To the extent a security or investment technique described below is a principal investment for a Fund, the investment is described in applicable Fund summary under the heading “Principal Strategy.” Following the table is a more complete discussion of risks associated with the securities and investment techniques described below. You may also consult the statement of additional information (“SAI”) for additional details regarding these and other permissible investments.

Corporate Fund	X	X	X	X	X	X	X	X	X	X	X	X
Securitized Opportunities Fund	X	X	X	X	X			X	X	X	X	X

14

Additional Investment Strategies and Risks

X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X

15

Additional Investment Strategies and Risks

Additional Information about the Funds’ Investments

Principal Investments

The following investments are principal investments for one or both of the Funds. To the extent a Fund invests in a security or investment technique described below as part of its main investment strategy, such security or investment technique is described in the applicable Fund summary under the heading “Principal Strategy.”

Asset-Backed Securities:    Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and securities backed by other types of receivables or other assets.

Derivatives:    Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swap agreements, some mortgage-backed securities and custody receipts.

Call and Put Options:    A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price. The Funds will sell only covered call and secured put options.

Custody Receipts:    Derivative products which, in the aggregate, evidence direct ownership in a pool of securities.

Futures and Related Options:    A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price.

Stock-Index Options:    A security that combines features of options with securities trading using composite stock indices.

Structured Products:    Individually negotiated agreements organized and operated to restructure the investment characteristics of an underlying security, involving the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments.

Swaps:    An arrangement in which a Fund and another entity may lend to each other on different terms, e.g., in different currencies, and/or different interest rates.

Emerging Markets:    Securities issued by foreign companies in countries that are defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (the World Bank), the International Finance Corporation of the World Bank, the United Nations or their authorities.

Foreign Securities – Non-U.S. Traded:    Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

European Depositary Receipts (“EDRs”):    EDRs are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities.

Global Depositary Receipts (“GDRs”):    GDRs are depositary receipts structured as global debt issues to facilitate trading on an international basis.

Foreign Securities – U.S. Traded:    Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

American Depositary Receipts (“ADRs”):    ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

Yankee Bonds, Notes, and Similar Debt Obligations:    U.S.-dollar denominated bonds and notes issued by foreign corporations or governments.

Canada Bonds:    Issued by Canadian provinces.

Sovereign Bonds:    Issued by the government of a foreign country.

Supranational Bonds:    Issued by supranational entities, such as the World Bank and European Investment Bank.

Forward Foreign Currency Contracts:    An obligation to purchase or sell a specific amount of a currency at a fixed future date and price set at the time the contract is negotiated.

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Additional Investment Strategies and Risks

High-Yield/High-Risk Debt Securities:    High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by S&P and Ba or lower by Moody’s). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include “lower rated bonds,” “non-investment grade bonds” and “junk bonds.”

Illiquid Securities:    Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

Investment Grade Bonds:    Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody’s or similarly rated by other NRSROs, or, if not rated, determined to be of comparable quality by the Adviser.

Mortgage-Backed Securities:    Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

Collateralized Mortgage Obligations:    Mortgage-backed bonds that separate mortgage pools into different maturity classes.

Mortgage Dollar Rolls:    Transactions in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date.

Preferred Stocks:    Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. These securities generally do not carry voting rights.

Restricted Securities:    Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

U.S. Government Agency Securities:    Securities issued by agencies and instrumentalities of the U.S. government. These include Fannie Mae and Freddie Mac.

U.S. Treasury Obligations:    Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

Stripped Obligations:    U.S. Treasury Obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or other institution.

Variable and Floating Rate Instruments:    Obligations with interest rates which are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.

Non-Principal Investments

Although non-principal investments for the Funds, the Funds may utilize the following:

Common Stock:    Shares of ownership of a company.

Convertible Securities:    Bonds or preferred stock that convert to common stock.

Delayed Delivery Transactions/Forward Commitments/When-Issueds:    A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund’s obligations under these commitments will not exceed 25% of its total assets.

Guaranteed Investment Contracts:    Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

Investment Company Securities:    Shares of investment companies. The Funds, each respectively, may invest up to 5% of its total assets in the shares of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies (the “3-5-10 Limitations”). These investment companies may include shares of other investment companies for which the Adviser to a Fund or any of its affiliates serves as investment adviser or underwriter. Notwithstanding the foregoing, pursuant to exemptive rules under the Investment Company Act of, as amended, (the “1940 Act”), each Fund may invest in shares of affiliated or unaffiliated money market funds without limit to the extent permitted by its investment strategy.

17

Additional Investment Strategies and Risks

Bear Funds:    A fund intended to increase/decrease in value inversely to the stock or equity index to which it relates.

Exchange-Traded Funds (“ETFs”):    ETFs, such as Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”), represent ownership interest in long-term unit investment trusts, depositary receipts and other pooled investment vehicles that hold a portfolio of securities or that hold a portfolio of stocks designed to track the price, performance and dividend yield of an index, such as the S&P 500® Index or the NASDAQ-100 Index, or a group of stocks in a particular geographic area. BlackRock’s iShares are also ETFs and are index funds that trade like shares. ETFs entitle a holder to receive proportionate cash distributions corresponding to the dividends that accrue to the stocks in the underlying portfolio, less trust expenses. With respect to ETFs that are registered investment companies, the Funds must comply with the 3-5-10 Limitations described above, except that the Funds may invest in certain ETFs, including but not limited to iShares, in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.

Money Market Instruments:    Investment grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. government obligations, domestic and foreign commercial paper (including variable amount master demand notes), repurchase agreements, certificates of deposit, bankers’ acceptances, demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, bank accounts and other financial institution obligations. Money market instruments may carry fixed or variable interest rates. These investments are limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from at least two NRSROs, or (ii) do not possess a rating (i.e., are unrated) but are determined by the Adviser to be of comparable quality.

Bankers’ Acceptances:    Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

Certificates of Deposit:    Negotiable instruments with a stated maturity.

Commercial Paper:    Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

Repurchase Agreements:    The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

Time Deposits:    Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

Variable Amount Master Demand Notes:    Unsecured demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of principal and accrued interest at specified intervals.

Municipal Securities:    Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include industrial development bonds and other private activity bonds, as well as general obligation bonds, revenue bonds, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities (single family revenue bonds), obligations issued on behalf of Section 501(c)(3) organizations, and pre-refunded (or escrowed to maturity) bonds whose timely payment of principal and interest is ensured by an escrow of U.S. government obligations.

There are two general types of municipal bonds: General-obligations bonds, which are secured by the taxing power of the issuer and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (“COPs”); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district issues which are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.

Stand-by Commitments:    Contract where a dealer agrees to purchase at a fund’s option a specified municipal obligation at its amortized cost value to a fund plus accrued interest. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity.

Real Estate Investment Trusts (“REITS”):    Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

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Additional Investment Strategies and Risks

Reverse Repurchase Agreements:    The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

Trust Preferred Securities:    Securities possessing characteristics of both equity and debt issues.

Warrants:    Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

Zero-Coupon Debt Obligations:    Bonds and other debt that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in “Strategy, Risks and Performance” section in each Fund’s summary section. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk.    The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Counterparty Risk.    The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation. This could cause a Fund to lose the benefit of a transaction or prevent a Fund from selling or buying other securities to implement its investment strategies.

Derivatives Risk.    The possibility that the Fund will suffer a loss from its use of derivatives. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Even a small investment in derivatives can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Use of derivatives for non-hedging purposes is considered a speculative practice and involves greater risks than are involved in hedging. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Emerging Markets Risk.    The risks associated with foreign investments (see “Foreign Investment Risk”) are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Estimated Maturity Risk.    The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Foreign Currency Transaction Risk.    Funds that invest directly in foreign currencies that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

19

Additional Investment Strategies and Risks

Foreign Investment Risk.    Risks relating to investments in foreign securities include higher transaction costs, delayed settlements, currency controls, adverse economic developments and possible foreign controls on investment. Foreign investment risk also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar-denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

High-Yield/High-Risk Debt Securities.    High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Income Risk.    The possibility that the Fund’s income from fixed-income securities – and thus its total return – will decline due to falling interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds, because in an environment of falling interest rates as bonds mature a Fund may be forced to invest in lower-yielding securities.

Interest Rate Risk.    The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically. Some of the Funds’ debt instruments may be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities, respectively. When the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities, the value of these investments may be negatively affected (or positively affected). Certain factors, such as the presence of call features, also may cause a particular security invested in by the Funds, or a Fund as a whole, to exhibit less sensitivity to changes in interest rates.

Inverse Market Risk.    The particular type of market risk associated with “bear funds” that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Investment Company Risk.    Investing in another investment company or pooled vehicle, including ETFs, subjects a Fund to that company’s risks, including the risk that the investment company will not perform as expected. As a shareholder in an investment company or pooled vehicle, a Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the investment company’s or pooled vehicle’s expenses, including advisory and administrative fees, and the Fund would at the same time continue to pay its own fees and expenses. Investments in other investment companies may be subject to investment or redemption limitations or special charges, such as redemption fees. To the extent a Fund invests in other investment companies, it is exposed to the risk that the other investment companies or pooled vehicles do not perform as expected.

Liquidity Risk.    The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

20

Additional Investment Strategies and Risks

Mortgage-Backed and Asset-Backed Securities Risk.    Some Funds may invest in mortgage-backed securities, which may involve exposure to so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks, which are described below. Mortgage-backed and other asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, these securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. This is known as extension risk. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. The value of mortgage-backed and asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Political Risk.    The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment/Call Risk.    The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will “call” — or repay – higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income — and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk.    The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

U.S. Government Securities Risk.    The risk associated with securities issued by agencies of the U.S. government such as Fannie Mae or Freddie Mac. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Although U.S. government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, or supported by the full faith and credit of the U.S. government, and so involve greater risk than investments in other types of U.S. government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued by these entities.

21

Fund Management

The Investment Adviser

Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”) is the investment adviser for the Funds. Sterling Capital, located at Two Morrocroft Centre, 4064 Colony Road, Suite 300, Charlotte, NC 28211, is a North Carolina limited liability company and an independently managed subsidiary of BB&T Corporation (“BB&T”). Sterling Capital manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to oversight by the Board of Trustees. Sterling Capital has provided investment management services to corporations, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1970. As of September 30, 2011, Sterling Capital had approximately $32 billion in assets under management.

BB&T is a financial holding company that is a North Carolina corporation and is headquartered in Winston-Salem, North Carolina. Through its subsidiaries, BB&T operates more than 1,800 financial centers in the Carolinas, Virginia, West Virginia, Kentucky, Georgia, Tennessee, Maryland, Florida, Alabama, Indiana, Texas, Nevada and Washington, D.C. In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment and retail and wholesale insurance services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912.

The Funds and Sterling Capital have obtained exemptive relief from the Securities and Exchange Commission (“SEC”) that permits Sterling Capital, subject to certain conditions, including the one-time prior approval of the Funds’ Board of Trustees and shareholders, to appoint and replace sub-advisers, enter into sub-advisory agreements, and amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval. Sterling Capital has received the one-time approval from the Funds’ Board of Trustees and shareholders. Pursuant to the exemptive relief from the SEC, Sterling Capital now has the ability to change the fee payable to a sub-adviser or appoint a new sub-adviser at a fee different than that paid to the current sub-adviser, which in turn may result in a different fee retained by Sterling Capital. Such relief has been granted only with respect to unaffiliated sub-advisers.

Through its portfolio management team, Sterling Capital makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds’ investment programs.

Each Fund pays the Adviser fees in return for providing investment advisory services. Each Fund’s annual fee is determined as a percentage of average daily net assets and is paid at an annual rate of 0.40%.

For these advisory services, the Funds paid as follows during their fiscal period ended September 30, 2011:

Percentage of average net assets for the fiscal period ended 09/30/11[1]
Corporate Fund	0.12%
Securitized Opportunities Fund	0.10%

1 The Corporate Fund and the Securitized Opportunities Fund commenced operations on June 30, 2011.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with Sterling Capital is available in the Funds’ annual report to shareholders for the period ended September 30, 2011.

Portfolio Managers

Mark Montgomery, CFA, has been Portfolio Manager of the Corporate Fund and the Securitized Opportunities Fund since each Fund’s inception in June 2011. Mr. Montgomery is a Managing Director, Fixed Income Portfolio Manager and head of Sterling Capital’s fixed income team. He has been with Sterling Capital and its predecessors since 1997. Prior to 1997, he worked for seven years in The Vanguard Group’s long-term and high-yield municipal portfolio management team.

22

Fund Management

Richard T. LaCoff has been Co-Portfolio Manager of the Corporate Fund and the Securitized Opportunities Fund since each Fund’s inception in June 2011. Mr. LaCoff is a Managing Director and Fixed Income Portfolio Manager of Sterling Capital. He joined Sterling Capital in 2007. Prior to joining Sterling Capital, he worked for RiverSource Investments as a Senior Portfolio Manager overseeing more than $12 billion in tax-exempt assets. Prior to RiverSource, he developed domestic as well as international fixed experience during his nine year tenure with Payden & Rygel Investment Counsel. During that time he held a number of positions that included Global Bond Strategist, Head of Global Non-Dollar Investment Grade Credit Strategy, and Head of Municipal Bond Strategy and Trading. Additionally, he managed taxable and tax exempt portfolios at Vanguard Group.

Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares in Funds for which they are portfolio manager is available in the SAI.

The Administrator and Underwriter

Sterling Capital Management LLC (the “Administrator”), 434 Fayetteville Street Mall, 5th Floor, Raleigh, NC 27601, serves as each Fund’s administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as each Fund’s sub-administrator.

Sterling Capital Distributors, Inc. (the “Distributor”), 760 Moore Road, King of Prussia, PA 19406 serves as the principal underwriter of each Fund’s shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority.

The SAI has more detailed information about the Adviser and other service providers.

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Shareholder Information

Choosing a Share Class

Sterling Capital Funds offer different classes of Fund shares, which have different expenses and other characteristics. One class of Fund shares, Class S Shares, is offered in this Prospectus. In choosing a share class, you should consider the amount you want to invest, how long you expect to invest it and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you. Not all Funds or classes may be available for purchase in your state. The following are some of the main characteristics of Class S Shares:

Class S Shares

•	No sales charges.

•	No distribution and shareholder service (12b-1) fees.

•	Available only to customers of Sterling Capital and its affiliates.

•	Offered By:

Corporate Fund
Securitized Opportunities Fund

Pricing of Fund Shares

How NAV is Calculated

The per share net asset value (“NAV”) is calculated by adding the total value of the Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

NAV =	Total Assets – Liabilities
Number of Shares Outstanding

Generally, you can find a Fund’s NAV daily at www.wsj.com/free. NAV is calculated separately for each class of shares.

The per share NAV for each Fund is determined and its shares are priced at the close of regular trading on the NYSE, normally at 4:00 p.m. Eastern time on days the NYSE is open. On any day that the bond or stock markets close early, such as days in advance of or following holidays or in the event of an emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received by the Fund. This is what is known as the offering price.

A Fund’s securities are generally valued at current market prices. If market quotations are not readily available, or if available market quotations are determined not to be reliable, or if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is traded, but before a Fund's NAV is calculated, prices will be based on fair value as determined by Sterling Capital Funds’ Pricing Committee (the “Pricing Committee”) pursuant to procedures established by Sterling Capital Funds’ Board of Trustees. For further information regarding the methods used in valuing the Fund’s investments, please see “Additional Information About the Funds — Fair Value Pricing Policies” on page 30.

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Shareholder Information

Purchasing and Adding to Your Shares

Class S Shares

You may purchase Class S Shares of the Funds through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Sterling Capital or one of its affiliates. Class S shareholders who cease to be eligible to purchase Class S Shares may continue to hold Class S Shares previously purchased but may not make new purchases of Class S Shares. Consult your investment representative or institution for specific information.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, credit card convenience checks, cash, traveler’s checks, and checks drawn on foreign currencies are not accepted. Each Fund or the transfer agent has the right to reject cashier’s checks and official checks. In addition, bank starter checks are not accepted for initial purchase into the Funds.

The Funds or their agent may reject a purchase order if the Funds or their agent considers it in the best interests of the Funds and their shareholders.

Shares of the Funds have not been registered for sale outside of the U.S. The Funds generally do not sell shares to investors residing outside of the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

Anti-Money Laundering Program

The Funds’ transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person’s) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes they have identified potentially criminal activity, the Funds and the transfer agent each reserve the right to refuse to open your account, to close your account or to take such other action as they deem reasonable or required by law.

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Income dividends for the Funds are declared daily and paid monthly.

Distributions are made on a per share basis regardless of how long you have owned your shares. The distribution will be taxable to you even if it is paid from income or gains earned by the Fund before your investment (and thus was included in the price you paid).

Avoid Tax Withholding

Each Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number or have otherwise failed to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI and provide a correct Taxpayer Identification Number (Social Security Number for most investors) on the account application.

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Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received in good order by your investment representative. Your investment representative may have transaction minimums and/or transaction times which will affect your redemption. Normally you will receive your proceeds within a week after your request is received. For more information, please contact your investment representative.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Redemptions Within 15 Business Days of Investment

When you have made an investment by check or ACH, the proceeds of your redemption may be held up to 15 business days until the transfer agent is satisfied that the funds have cleared. You can still avoid this delay by purchasing shares with a certified check or federal funds wire.

Postponement of Redemption Request

Payment for shares may be delayed under extraordinary circumstances as permitted by the SEC in order to protect remaining shareholders.

Redemption in Kind

Each Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Undeliverable Distribution Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as “undeliverable” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money will be reinvested in the appropriate Fund at the current NAV.

Distribution and Shareholder Servicing Arrangements — Revenue Sharing

The Adviser and/or its affiliates may pay out of their own assets compensation to financial intermediaries and other persons for the sale and distribution of the Shares and/or for the servicing of the Shares. These additional cash and non-cash incentives, sometimes referred to as “revenue sharing arrangements” may take the form of (1) due diligence payments for a financial intermediary’s examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a financial intermediary’s list of mutual funds available for purchase by its clients; (3) marketing support fees for providing assistance in promoting the sale of Shares; (4) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; and (5) payments for the sale of shares and/or the maintenance of share balances. These payments, which may be different for different financial institutions, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.

Networking and Sub-Transfer Agency Fees

The Funds may also directly enter into agreements with financial intermediaries pursuant to which the Funds will pay the financial intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such financial intermediary.

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Shareholder Information

Exchanging Your Shares

You generally can exchange your shares in one Fund for shares of the same class of another Sterling Capital Fund, usually without paying additional sales charges (see “Notes on Exchanges” below). You must meet the minimum investment requirements, if any, for the Fund into which you are exchanging. Currently the Funds do not have a minimum investment requirement. Exchanges from one Fund to another are taxable. Please contact your investment representative for more information about exchanging your shares.

Notes on Exchanges

•	The registration and tax identification numbers of the two accounts must be identical.

•	The exchange privilege (including systematic exchanges) may be changed or eliminated at any time upon 60 days’ notice to shareholders.

•	Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

Cost Basis Reporting

Upon the redemption or exchange of your Fund shares, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary generally will be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through distribution reinvestments, on or after January 1, 2012. Such reporting is not required for shares held in a non-taxable (retirement or other tax-exempt) account. Cost basis is typically the price you pay for your shares (including reinvested distributions), with adjustments for certain commissions, wash-sales, organizational actions, and other items, including any returns of capital paid to you by the Fund in respect of your shares. Cost basis is used to determine your net gains and losses on any shares you redeem or exchange in a taxable account. Please consult your tax advisor to determine which available cost basis method is best for you.

The Fund or your financial intermediary, as applicable, will permit you to select from a list of alternative cost basis reporting methods to determine your cost basis in Fund shares acquired on or after January 1, 2012. If you do not select a particular cost basis reporting method, the Fund or financial intermediary will apply its default cost basis reporting method to your shares. If you hold your shares directly in a Fund account, the Fund’s default method (or the method you have selected by notifying the Fund) will apply; if you hold your shares in an account with a financial intermediary, the intermediary’s default method (or the method you have selected by notifying the intermediary) will apply. Please visit the Fund Web site www.sterlingcapitalfunds.com or consult your financial intermediary, as appropriate, for more information regarding the available methods for cost basis reporting and how to select a particular method. You should consult your tax advisor concerning the application of these rules to your investment in the Fund, and to determine which available cost basis method is best for you. Please note that you are responsible for calculating and reporting your cost basis on Fund shares acquired prior to January 1, 2012.

Market Timing Policies

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund’s investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Fund due to market timing strategies, we have adopted certain policies and procedures. We reserve the right to close any account or limit exchange activity for any account in which we have identified a pattern of excessive or abusive trading. We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems; as a result, some shareholders may be able to market time while others bear the effect of market timing activity. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Funds seek to monitor for market timing activities in the omnibus accounts and may restrict purchases or exchanges of Fund shares held in such omnibus accounts pursuant to Rule 22c-2 shareholder information agreements between a Fund and the financial intermediaries holding such omnibus accounts, the netting effect limits the Funds' ability to locate and eliminate individual market timers. In addition to the Funds' frequent trading policies, the Funds may permit financial intermediaries to utilize their own policies and procedures to identify market timers holding Fund shares through omnibus accounts. These policies and procedures may be different than those utilized by the Funds.

We will apply our policies and procedures consistently to all fund shareholders, except with respect to trades that occur through omnibus accounts at financial intermediaries as described above. We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

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Shareholder Information

Dividends, Distributions and Taxes

Please consult your tax adviser regarding your specific questions about federal, state, local, foreign or other taxes applicable to you. Below we have summarized some important U.S. federal tax issues that affect the Funds and their shareholders. Your investment in the Funds may have other tax implications. This summary is based on current tax laws, which may change.

Each Fund intends to elect to be treated and to qualify each year as a regulated investment company for U.S. federal income tax purposes. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

Distributions.    Generally, for federal income tax purposes, Fund distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gain (that is, the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital losses, in each case with reference to capital loss carryforwards) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

For taxable years beginning before January 1, 2013, distributions of investment income properly reported by a Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund levels. Long-term capital gains rates applicable to individuals have been reduced to 15%, with 0% rates applicable to taxpayers in the 10% and 15% rate brackets, for taxable years beginning before January 1, 2013. It is currently unclear whether Congress will extend the special tax treatment of qualified dividend income and this long-term capital gains rate reduction for taxable years beginning on or after January 1, 2013. The Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares). Distributions of dividend income and capital gains may be subject to state and local taxes as well.

Sterling Capital Funds will send you a statement each year showing the tax status of all your distributions. Distributions may vary considerably from year to year.

Special Considerations for Shareholders of a Fund Investing in Foreign Securities.    Income and gains from a Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of a Fund’s distributions, which could increase your tax liability.

Special Considerations for Non-U.S. Shareholders.    In general, dividends (other than capital gain dividends) paid to a shareholder that is not a “United States person” within the meaning of the Internal Revenue Code of 1986, as amended, are subject to withholding of federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Funds beginning before January 1, 2012, the Funds are not required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that in general would not have been subject to federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly reported as such by the Funds. It is currently unclear whether Congress will extend these exemptions for taxable years beginning on or after January 1, 2012. A Fund may opt not to separately report the portion of its distributions that would be eligible for these withholding tax exemptions.

Sales, Exchanges and Redemptions of Shares.    A sale, exchange or redemption of your Fund shares is a taxable event. Any gain resulting from a sale, exchange or redemption of your Fund shares will generally be subject to federal income tax as capital gains. Any loss from the sale, exchange or redemption of your Fund shares will generally be treated as capital loss.

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Shareholder Information

Backup Withholding.    Each Fund generally is required to withhold and remit to the U.S. Treasury under the backup withholding rules a percentage of the proceeds of share sales, exchanges, or redemptions made by, and the dividends and other distributions paid to, any individual shareholder who (i) fails to properly furnish the Fund with a correct taxpayer identification number (TIN), (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The backup withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s federal income tax liability, provided the appropriate information is furnished to the IRS.

General.    Generally, the Funds’ Portfolio Managers do not consider taxes when deciding to buy or sell securities. Distributions of dividends and capital gains from your sale or exchange of Fund shares may be subject to state and local income taxes in addition to federal taxes.

The tax information in this Prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. Shareholders are urged to consult with their tax advisers to determine the tax considerations that are relevant to their particular tax situation, including possible federal, state, local and foreign taxes.

More information about taxes is in the SAI.

Additional Information About the Funds

Fair Value Pricing Policies

A Fund will fair value price its securities when market quotations are not readily available or if available market quotations are determined not to be reliable. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In these situations, the Pricing Committee will employ certain Board approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing may result in a different determination of a Fund’s NAV price than other valuation methods.

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

Disclosure of Portfolio Holdings

Information regarding the Funds’ policies and procedures regarding the disclosure of portfolio holdings is contained in our SAI.

Investment in Exchange-Traded Funds

The Corporate Fund and the Securitized Opportunities Fund may each invest in index-based exchange-traded funds, such as iShares® Trust and iShares®, Inc. (“iShares®*”).

* iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. (“BlackRock”). Neither BlackRock nor the iShares® funds make any representations regarding the advisability of investing in an iShares® fund.

iShares® is a registered investment company unaffiliated with the Funds that offers several series of securities, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares® and other exchange-traded funds (“ETFs”) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company,

29

Shareholder Information

ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to NAV. See “Additional Investment Strategies and Risks” for information regarding the risks associated with investment in an ETF.

Because ETFs are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund’s investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The Funds may invest in certain ETFs, including but not limited to iShares®, in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.

Householding

In order to reduce shareholder expenses, we may, unless you instruct otherwise, mail only one copy of a Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. This process is commonly known as “householding.” If you do not wish to receive individual copies of these documents, please call 1-800-228-1872, or if your shares are held through a financial institution, please contact them directly. We will begin sending your individual copies to you within 30 days of our receipt of your request to discontinue householding.

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Other Information About the Funds

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the period of the Funds’ operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Funds’ independent registered public accounting firm. The Funds’ audited financial statements, including the notes thereto, and the related report of the independent registered public accounting firm in the Funds’ Annual Report for the fiscal year ended September 30, 2011 are incorporated by reference into the Funds’ SAI, which is available upon request.

Select data for a share of beneficial interest outstanding throughout the periods indicated.

Corporate Fund Class S Shares
For the Period June 30, 2011* to September 30, 2011
Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net investment income(a)	0.08
Net realized and unrealized losses from investments	(0.07)

Total from Investment Activities	0.01

Distributions:
Net investment income	(0.07)

Net Asset Value, End of Period	$9.94

Total Return(b)	0.12%
Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$46,328
Ratio of net expenses to average net assets(c)	0.30%
Ratio of net investment income to average net assets(c)	3.27%
Ratio of expenses to average net assets(c)(d)	0.58%
Portfolio turnover rate(b)	7%

Securitized Opportunities Fund Class S Shares
For the Period June 30, 2011* to September 30, 2011
Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net investment income(a)	0.06
Net realized and unrealized gains from investments	0.12

Total from Investment Activities	0.18

Distributions:
Net investment income	(0.07)

Net Asset Value, End of Period	$10.11

Total Return(b)	1.84%
Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$33,905
Ratio of net expenses to average net assets(c)	0.34%
Ratio of net investment income to average net assets(c)	2.50%
Ratio of expenses to average net assets(c)(d)	0.64%
Portfolio turnover rate(b)	26%

*	Commencement of operations.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

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For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Funds’ annual and semi-annual reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of annual and semi-annual reports and the SAI, prospectuses of other members of the Sterling Capital Funds Family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds or contact the Funds at:

Sterling Capital Funds

P.O. Box 9762

Providence, RI 02940-9762

Telephone: 1-800-228-1872

Internet: http://www.sterlingcapitalfunds.com*

* The Funds’ Web site is not a part of this Prospectus.

You can review the Funds’ annual and semi-annual reports and SAIs at the Public Reference Room of the SEC (for information call 1-202-551-8090). You can get text-only copies:

•	For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520 or by electronic request: publicinfo@sec.gov.

•	Free from the SEC’s Web site at http://www.sec.gov.

Investment Company Act file no. 811-06719.

PRO-SCL-0211

STERLING CAPITAL FUNDS

STATEMENT OF ADDITIONAL INFORMATION

FEBRUARY 1, 2012

This Statement of Additional Information (“SAI”) is not a Prospectus, but should be read in conjunction with the Class S Shares Prospectus of the Sterling Capital Corporate Fund and the Sterling Capital Securitized Opportunities Fund, dated February 1, 2012 (the “Prospectus”). This SAI is incorporated by reference in its entirety into the Prospectus. The audited financial statements, including the notes thereto, and the related report of the independent registered public accounting firm in the Fund’s Annual Report for the fiscal period ended September 30, 2011 are incorporated by reference into this SAI. Copies of this SAI, the Prospectus and the Annual Report may be obtained by writing Sterling Capital Funds at P.O. Box 9762, Providence, Rhode Island 02940-9762, or by telephoning toll free 1-800-228-1872.

STERLING CAPITAL CORPORATE FUND (SCCPX)

STERLING CAPITAL SECURITIZED OPPORTUNITIES FUND (SCSPX)

CLASS S SHARES

The Prospectus of the Funds and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectus of the Funds and this SAI.

STATEMENT OF ADDITIONAL INFORMATION

STERLING CAPITAL FUNDS

Sterling Capital Funds is an open-end management investment company. Each of Sterling Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund is a series of Sterling Capital Funds and is “diversified,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Among other things, a diversified Fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer.

Sterling Capital Funds consists of twenty-five series of units of beneficial interest (“Shares”) offered to the public, each representing interests in one of twenty-five separate investment portfolios. This SAI pertains to Sterling Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund (together, the “Funds”) only.

The Funds may offer to the public one class of Shares, Class S Shares. Much of the information contained in this SAI expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are defined in the Prospectus. No investment in Shares of a Fund should be made without first reading the applicable Prospectus.

INVESTMENT OBJECTIVES AND POLICIES

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

The Funds’ Prospectus discusses the investment objectives of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest (to the extent not inconsistent with a Fund’s investment objective and strategy and the 1940 Act), the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies.

The Appendix to this SAI identifies nationally recognized statistical ratings organizations (“NRSROs”) that may be used by Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”) with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be used only where the NRSRO is neither controlling, controlled by, nor under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

AUCTION RATE SECURITIES. The Funds may invest in securities issued and sold through an auction process.

Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by a “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale.

While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Since February 2008, numerous auctions have failed due to insufficient demand for securities and have continued to fail for an extended period of time. Failed auctions may adversely impact the liquidity of auction rate securities investments. Although some issuers of auction rate securities are redeeming or are considering redeeming such securities, such issuers are not obligated to do so and, therefore, there is no guarantee that a liquid market will exist for a Fund’s investments in auction rate securities at a time when the Fund wishes to dispose of such securities.

An issuer’s obligations under its auction rate securities are subject to provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its auction rate securities may be materially, adversely affected by litigation or other conditions.

EQUITY SECURITIES. To the extent consistent with its investment objective and policies, the Funds may invest in equity securities. Equity securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which represent an ownership interest in a company, are probably the most recognized type of equity security. Equity securities have historically outperformed most other securities, although their prices can be volatile in the short term. Market conditions and political, economic and even company-specific news can cause significant changes in the price of a stock. Smaller companies (as measured by market capitalization), sometimes called small-cap companies or small-cap stocks, may be especially sensitive to these factors. To the extent a Fund invests in equity securities, that Fund’s Shares will fluctuate in value, and thus equity securities may be more suitable for long-term investors who can bear the risk of short-term fluctuations.

CREDIT ENHANCEMENT. The Funds may purchase securities subject to credit enhancements. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. The credit enhancer has greater financial resources and liquidity than the issuer. However, there can be no assurance that the company supplying the credit enhancement can meet all its obligations under these arrangements.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security’s holder. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

ZERO COUPON SECURITIES. The Funds may purchase zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a Fund could be required to liquidate investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements. There are many forms of zero coupon securities. Some are issued as a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest-bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities. The Funds may invest in zero coupon U.S. Government Securities.

INSURANCE CONTRACTS. The Funds may purchase insurance contracts. Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Funds treat these contracts as fixed-income securities.

The Funds may make limited investments in funding agreements issued by highly rated U.S. insurance companies. Under these agreements, the Funds make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits interest to the Fund on a monthly or quarterly basis, which is based on an index (such as LIBOR).

BANKERS’ ACCEPTANCES AND CERTIFICATES OF DEPOSIT. The Funds may invest in bankers’ acceptances, certificates of deposit, and demand and time deposits. The Funds may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of their respective total assets. Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers’ acceptances will be those guaranteed by domestic and foreign banks, if at the time of investment such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment they have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation (“FDIC”).

COMMERCIAL PAPER. Each Fund may invest in commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Tax-exempt commercial paper is commercial paper of a tax-exempt issuer with a maturity of less than nine months.

Commercial paper purchasable by each Fund includes “Section 4(2) paper,” a term that includes debt obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as the Fund through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the 1933 Act.

VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes, in which each Fund may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because these notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there may be no secondary market in the notes, the Funds may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations or during periods when the Fund is not entitled to exercise their demand rights, and a Fund could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the credit criteria used by a Fund’s Adviser for commercial paper. A Fund’s Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a note is of “high quality,” a Fund will require that the issuer’s obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. In determining dollar-weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand or, if longer, the period of time remaining until the next adjustment of the interest rate.

FOREIGN INVESTMENT. The Funds may invest in certain obligations or securities of foreign issuers. Permissible investments include Eurodollar Certificates of Deposit (“ECDs”) which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit (“Yankee CDs”) which are certificates of deposit issued by a U.S. branch of a foreign bank, denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits (“ETDs”) which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits (“CTDs”) which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian Banks. The Funds may invest in foreign commercial paper, including Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and European commercial paper, which is U.S. dollar denominated commercial paper of an issuer located in Europe. The Corporate Fund may also invest in debt obligations of foreign issuers denominated in foreign currencies.

The Funds may invest in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depositary Receipts (“ADRs”), European Depository Receipts (“EDRs”), Global Depository Receipts (“GDRs”) and securities purchased on foreign securities exchanges.

ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs or GDRs. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, available information concerning the issuers may not be as current for-unsponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.

Investing in foreign securities involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Fund that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in currency exchange rates. A Fund’s investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations and the adoption of other foreign governmental restrictions. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Fund’s operations. A Fund’s income or gains from investments in foreign securities may be subject to foreign taxes, which reduce the Fund’s return on those securities. Special tax considerations apply to foreign securities.

Additional risks include less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, the risk that custodian and brokerage costs may be higher, the risk of future adverse political and economic developments, possible seizure, currency blockage, nationalization of foreign investments and the risk of less stringent disclosure standards. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. The Funds will acquire such securities only when a Fund’s Adviser believes the benefits associated with such investments outweigh the risks.

The Corporate Fund may invest its assets in countries with emerging economies or securities markets. These countries may include Argentina, Brazil, Bulgaria, China, Croatia, Cyprus, The Czech Republic, Egypt, Estonia, Hungary, India, Indonesia, Jordan, Kazakhstan, Latvia, Lebanon, Lithuania, Malaysia, Mexico, Morocco, The Philippines, Poland, Romania, Russia, Serbia, Slovenia, Slovakia, South Africa, South Korea, Taiwan, Thailand, Turkey, Ukraine, and Zambia. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to the Fund of additional investments in emerging market countries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries less liquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and, as a result, it may be difficult to access the value or prospects of an investment in such issuers.

FOREIGN CURRENCY TRANSACTIONS. The Corporate Fund may use forward currency exchange contracts. Forward currency exchange contracts involve an obligation to exchange a specified currency for another at a future date at a rate set at the time of the contract. Forward currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time.

To the extent the Fund invests in an emerging market, the resulting emerging market currency exposure will generally be maintained. With respect to any forward currency exchange contract, it will not generally be possible to match precisely the amount covered by the contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward currency exchange contract is entered into and the date it matures. In addition, while forward currency exchange contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also may result in losses and moreover will limit potential gains which might result from increases in the value of such currency. The Corporate Fund will also incur costs in connection with forward currency exchange contracts and conversions of foreign currencies and U.S. dollars.

In connection with entering into a forward currency exchange contract, liquid assets equal to the amount of the Fund’s assets that could be required to consummate forward currency exchange contracts will be earmarked and reserved on the custodian’s or the Fund’s records, in accordance with procedures adopted by the Board of Trustees. For the purpose of determining the adequacy of the securities that have been earmarked and reserved, such securities will be valued at market or fair value. If the market or fair value of such securities declines, additional liquid assets will be earmarked and reserved such that the value such assets will equal the amount of the Fund’s commitment.

REPURCHASE AGREEMENTS. Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the FDIC with capital, surplus, and undivided profits of not less than $100,000,000 (as of the date of their most recently published financial statements) and from registered broker-dealers which Sterling Capital deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and the Adviser will monitor the collateral’s value to ensure that it equals or exceeds the repurchase price (including accrued interest).

If the seller were to default on its repurchase obligation or become insolvent, a Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities held by the Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller’s estate. Securities subject to repurchase agreements will be held in a segregated account by the Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS. The Funds may also enter into reverse repurchase agreements and dollar roll agreements in accordance with applicable investment restrictions. Pursuant to such reverse repurchase agreements, a Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. A dollar roll agreement is analogous to a reverse repurchase agreement, with a Fund selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. In connection with entering into a reverse repurchase agreement or dollar roll agreement, a Fund will earmark and reserve on the custodian’s or the Fund’s records liquid assets in an amount sufficient to cover the Fund’s obligations under the agreement, in accordance with procedures adopted by the Board of Trustees.

Reverse repurchase agreements and dollar roll agreements involve risks, such that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

U.S. GOVERNMENT SECURITIES. The Funds may invest in bills, notes and bonds issued or guaranteed by the U.S. Treasury. Such obligations are supported by the full faith and credit of the U.S. government. The Funds may also invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. Such securities may include those which are supported by the full faith and credit of the U.S. government, such as obligations of the Government National Mortgage Association and the Export-Import Bank of the United States; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the U.S. Treasury; others which are supported by the discretionary authority of the U.S. government to purchase the agency’s securities; and still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, which are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies and instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies and instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

U.S. Government Securities may include mortgage-backed pass-through securities. Interest and principal payments (including prepayments) on the mortgages underlying such securities are passed through to the holders of the security. Prepayments occur when the borrower under an individual mortgage prepays the remaining principal before the mortgage’s scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed pass-through securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium may not have been fully amortized at the time the obligation is repaid. As a result of these principal prepayment features, mortgage-backed pass-through securities are generally more volatile investments than other U.S. Government Securities.

The Funds may also invest in zero coupon U.S. Government Securities. These securities tend to be more volatile than other types of U.S. Government Securities. For a discussion of zero coupon securities, please see “ZERO COUPON SECURITIES” above.

SWAPS. The Funds may enter into swap transactions. Swap transactions may include, but are not limited to, interest rate, currency, securities index, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on interest rate swaps (collectively defined as “swap transactions”). The Funds may enter into swap transactions for any legal purpose consistent with the respective Fund’s investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuations, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap or floor is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

The “notional amount” of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example, one swap counterparty may agree to pay a floating rate of interest (e.g., 3 month LIBOR) calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event a Fund is obligated to make payments more frequently than it receives payments from the other party, it will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by a Fund, payments by the parties will be exchanged on a “net basis,” and a Fund will receive or pay, as the case may be, only the net amount of the two payments.

The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar. If a Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The use of swap transactions involves investment techniques and risks that are different from those associated with portfolio security transactions. If a Fund’s Adviser is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of the Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to a Fund or that a Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to a Fund.

The Adviser will, however, consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable.

Each of the Funds will earmark and reserve liquid assets in an amount sufficient to cover the Fund’s current obligations under its swap transactions in accordance with procedures adopted by the Fund’s Board of Trustees. The Funds will not enter into any swap transaction unless the counterparty to the transaction is deemed creditworthy by the Funds’ Adviser. If a counterparty defaults, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the markets for certain types of swaps (e.g., interest rate swaps) have become relatively liquid. The markets for some types of caps, floors and collars are less liquid.

The liquidity of swap transactions will be as set forth in guidelines established by the Adviser and approved by the Board of Trustees which are based on various factors, including (1) the availability of dealer quotations and the estimated transaction volume for the instrument, (2) the number of dealers and end users for the instrument in the marketplace, (3) the level of market making by dealers in the type of instrument, (4) the nature of the instrument (including any right of a party to terminate it on demand) and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund’s rights and obligations relating to the instrument). Such determination will govern whether the instrument will be deemed within the applicable liquidity restriction on investments in securities that are not readily marketable.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

The federal income tax treatment with respect to swap transactions may impose limitations on the extent to which a Fund may engage in such transactions.

CREDIT DEFAULT SWAPS (“CDSs”). The Funds may enter into CDSs. As described above, swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In the case of CDSs, the contract gives one party (the “buyer”) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer in return for a previously agreed upon payment from the other party (the “seller”), frequently, the par value of the debt security. CDSs may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. The Funds will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a CDS. In cases where a Fund is the seller of a CDS, if the CDS is physically settled, the Fund will be required to earmark and reserve the full notional amount of the CDS. If the Fund is the seller of a CDS contract, the Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the buyer in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to such debt obligation. In return, the Fund would receive from the buyer a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, a Fund would be subject to investment exposure on the notional amount of the swap.

CDSs involve special risks in addition to those mentioned above under “Swaps,” because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the reference issuer of the debt security (as opposed to a credit downgrade or other indication of financial difficulty).

REAL ESTATE INVESTMENT TRUSTS (“REITs”). The Funds may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A Fund will indirectly bear its proportionate share of expenses incurred by REITs in which a Fund invests in addition to the expenses incurred directly by a Fund.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills and on cash flows, are not diversified, and are subject to default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include:

•	limited financial resources;

•	infrequent or limited trading; and

•	more abrupt or erratic price movements than larger company securities.

In addition, small capitalization stocks, such as REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

TRUST PREFERRED SECURITIES. Each of the Funds may purchase trust preferred securities. Trust preferred securities are issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities currently permit the issuing entity to treat the interest payments as a tax-deductible cost. These securities, which have no voting rights, have a final stated maturity date and a fixed schedule for periodic payments. In addition, these securities have provisions which afford preference over common and preferred stock upon liquidation, although the securities are subordinated to other, more senior debt securities of the same issuer. The issuers of these securities have the right to defer interest payments for a period of up to five years, although interest continues to accrue cumulatively. The deferral of payments may not exceed the stated maturity date of the securities themselves. The non-payment of deferred interest at the end of the permissible period will be treated as an event of default. At the present time, the Internal Revenue Service (“IRS”) treats capital securities as debt.

SUPRANATIONAL ORGANIZATIONAL OBLIGATIONS. The Funds may purchase debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

INVESTMENT GRADE DEBT OBLIGATIONS. The Funds may invest in “investment grade securities,” which are securities rated in the four highest rating categories of an NRSRO. An issuer undergoing reorganization or restructuring may issue to its security holders additional securities which may be different from the securities already held by the security holder. The Funds may hold such additional securities even if they do not generally invest in such securities.

NON-INVESTMENT GRADE DEBT SECURITIES. The Funds may invest in debt securities rated below investment grade, also known as junk bonds. These securities are regarded as predominantly speculative. Securities rated below investment grade generally provide a higher yield than higher rated securities of similar maturity, but are subject to a greater degree of risk that the issuer may not be able to make principal and interest payments. Issuers of these securities may not be as strong financially as those issuing higher rated securities. Such high yield issuers may include smaller, less creditworthy companies or highly indebted firms.

The value of high yield securities may fluctuate more than the value of higher rated securities, since high yield securities tend to reflect short-term corporate and market developments to a greater extent than higher rated securities. Thus, periods of economic uncertainty and change can result in the increased volatility of market prices of high yield bonds and of the Fund’s net asset value (“NAV”). Additional risks of high yield securities include limited liquidity and secondary market support. As a result, the prices of high yield securities may decline rapidly in the event that a significant number of holders decide to sell. Issuers of high yield securities also are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. A projection of an economic downturn, for example, could cause the price of these securities to decline because a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. In the event of a default, the Funds would experience a decline in the value of its investment. In addition, a long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. It may be that future default rates on high-yield bonds will be more widespread and higher than in the past, especially during periods of deteriorating economic conditions.

The market prices of debt securities generally fluctuate with changes in interest rates so that these Funds’ NAVs can be expected to decrease as long-term interest rates rise and to increase as long-term rates fall. The market prices of high yield securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes and tend to be more volatile than securities which pay interest periodically.

Credit quality in the high yield market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. The Securitized Opportunities Fund may invest up to 15% of its total assets in such securities. The Corporate Fund may invest up to 20% of its total assets in such securities. Subject to U.S. Securities and Exchange Commission (“SEC”) restrictions, the Funds may invest in such securities by investing in investment companies that primarily invest in non-investment grade securities.

CUSTODY RECEIPTS. The Funds may invest in custody receipts that represent debt securities. Custody receipts are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities. The sponsor will then generally sell those custody receipts in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt evidences the individual securities in the pool and the holder of a custody receipt generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt. If a custody receipt is sold, a holder will be treated as having directly disposed of its pro rata share of the securities evidenced by the custody receipt. Additionally, the holder of a custody receipt may withdraw the securities represented by a custody receipt subject to certain conditions.

Custody receipts are generally subject to the same risks as those securities evidenced by the receipts which, in the case of the Funds, are corporate debt securities. Additionally, custody receipts may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

COLLATERALIZED MORTGAGE OBLIGATIONS (“CMOs”). Each of the Funds may also invest in CMOs. CMOs are mortgage-related securities which are structured pools of mortgage pass-through certificates or mortgage loans. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

CMOs may include stripped mortgage-backed securities (“SMBSs”). Such securities are derivative multi-class mortgage securities issued by agencies or instrumentalities of the United States Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities’ yield to maturity. Generally, the value of the PO class is unusually volatile in response to changes in interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated in the highest rating category.

Although SMBSs are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities are a fairly recent development. As a result, established trading markets may not have fully developed. SMBSs issued or guaranteed by the U.S. government and held by a Fund may be considered illiquid securities pursuant to guidelines established by the Board of Trustees. The Funds will not purchase a stripped mortgage security that is illiquid if, as a result thereof, more than 15% of the value of the Fund’s net assets would be invested in such securities and other illiquid securities.

ASSET-BACKED SECURITIES. The Funds may invest in asset-backed securities which are securities created by the grouping of certain private loans, receivables, and other lender assets, such as automobile receivables and credit-card receivables, into pools.

Offerings of Certificates for Automobile Receivables (“CARs”) are structured either as flow-through grantor trusts or as pay-through notes. CARs structured as flow-through instruments represent ownership interests in a fixed pool of receivables. CARs structured as pay-through notes are debt instruments supported by the cash flows from the underlying assets. CARs may also be structured as securities with fixed payment schedules which are generally issued in multiple-classes. Cash-flow from the underlying receivables is directed first to paying interest and then to retiring principal via paying down the two respective classes of notes sequentially. Cash-flows on fixed-payment CARs are certain, while cash-flows on other types of CARs issues depend on the prepayment rate of the underlying automobile loans. Prepayments of automobile loans are triggered mainly by automobile sales and trade-ins. Many people buy new cars every two or three years, leading to rising prepayment rates as a pool becomes more seasoned.

Certificates for Amortizing Revolving Debt (“CARDs”) represent participation in a fixed pool of credit card accounts. CARDs pay “interest only” for a specified period. The CARDs principal balance remains constant during this period, while any cardholder repayments or new borrowings flow to the issuer’s participation. Once the principal amortization phase begins, the balance declines with paydowns on the underlying portfolio. Cash flows on CARDs are certain during the interest-only period. After this initial interest-only period, the cash flow will depend on how fast cardholders repay their borrowings. Historically, monthly cardholder repayment rates have been relatively fast. As a consequence, CARDs amortize rapidly after the end of the interest-only period. During this amortization period, the principal payments on CARDs depend specifically on the method for allocating cardholder repayments to investors. In many cases, the investor’s participation is based on the ratio of the CARDs’ balance to the total credit card portfolio balance. This ratio can be adjusted monthly or can be based on the balances at the beginning of the amortization period. In some issues, investors are allocated most of the repayments, regardless of the CARDs’ balance. This method results in especially fast amortization.

Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over collateralization. Asset-backed securities purchased by a Fund will be subject to the same quality requirements as other securities purchased by the Fund.

For purposes of calculating Annual Fund Operating Expenses in the Prospectus, structured products such as asset-backed securities are not included.

FIXED-INCOME SECURITIES. The Funds may invest in fixed-income securities. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issue may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

Further descriptions of certain types of fixed-income securities are provided elsewhere in this SAI.

MUNICIPAL OBLIGATIONS. The Funds may invest in municipal obligations. Municipal securities generally are fixed-income securities, and include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Municipal securities may be referred to, for example, as general obligation bonds, special revenue bonds, private activity bonds, tax-increment financing bonds, municipal mortgage-backed securities, municipal leases, municipal notes and variable rate demand instruments or notes. General obligation bonds generally are supported by the issuer’s power to exact property or other taxes in sufficient amounts to pay principal and interest on the bonds; however, the issuer’s authority to impose additional taxes may be limited by its charter or state law. Special revenue bonds are payable solely from specific revenues received by the issuer, such as specific taxes, assessments, tolls, or fees, and bondholders may not collect from the municipality’s general taxes or revenues. These obligations are discussed further under “Tax-Exempt Obligations” below. Private activity bonds that are or were issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal obligations if the interest paid thereon is exempt from federal income tax. Tax-increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects within the TIF district. Municipal mortgage-backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single-family homes or to finance multifamily housing, represent interests in pools of mortgages, which may have fixed or variable rates, and can have complicated financial structures. Municipal leases are leases entered into by municipalities for equipment or facilities, and, in order to comply with state public financing laws, are typically subject to annual appropriation, meaning that a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility, but may lose money on the sale. Securities may be supported by pools of municipal leases. The most common type of lease-backed securities are certificates of participation, but funds may also invest directly in individual leases. Lease obligations are discussed further under “Tax-Exempt Obligations” below. Municipal notes are short-term securities issued by municipalities to fund, for example, current operations and capital projects, and the issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues, or proceeds from newly issued notes or bonds. Further descriptions of other types of tax-exempt securities are provided elsewhere in this SAI.

Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from federal income taxes are rendered by counsel to the issuers or bond counsel to the respective issuing authorities at the time of issuance.

In some cases, municipal obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian.

Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal securities at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond’s fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment.

An issuer’s obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially, adversely affected by litigation or other conditions.

TAXABLE OBLIGATIONS. The Funds may invest in taxable municipal obligations. Taxable municipal obligations are typically issued by municipalities or their agencies for purposes which do not qualify for federal tax exemption, but do qualify for state and local tax exemption. These debt obligations are issued to finance the cost of buying, building or improving various projects, such as sporting facilities, health care facilities, housing projects, electric, water and sewer utilities, and colleges or universities. Generally, payments on these debt obligations depend on the revenues generated by the projects, excise taxes or state appropriations, or the debt obligations can be backed by the government’s taxing power. Due to federal taxation, taxable municipal obligations offer yields more comparable to other taxable sectors such as corporate bonds or agency bonds than to other municipal obligations. These debt obligations are federally taxable to individuals but may be exempt from state and local taxes, although the Funds do not expect to be eligible to pass through to shareholders the tax-exempt character of this income.

TAX-EXEMPT OBLIGATIONS. The Funds may invest in Tax-Exempt Obligations. Tax-Exempt Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Tax-Exempt Obligations if the interest paid thereon is both exempt from federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

Tax-Exempt Obligations may also include General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

The two principal classifications of Tax-Exempt Obligations consist of “general obligation” and “revenue” issues. General obligation bonds are typically backed by the full faith and credit of the issuer, whereas revenue bonds are payable from a specific project or other limited source of revenue. The Funds may also acquire “moral obligation” issues, which are normally issued by special purpose authorities.

There are, of course, variations in the quality of Tax-Exempt Obligations, both within a particular classification and between classifications, and the yields on Tax-Exempt Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody’s and S&P represent opinions as to the quality of Tax-Exempt Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Tax-Exempt Obligations with the same maturity, interest rate and rating may have different yields, while Tax-Exempt Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Fund, an issue of Tax-Exempt Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. Neither event would under all circumstances require the elimination of such an obligation from the Fund’s investment portfolio. However, the obligation generally would be retained only if such retention was determined by the Fund’s portfolio manager to be in the best interests of the Fund.

An issuer’s obligations for its Tax-Exempt Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Tax-Exempt Obligations may be materially adversely affected by litigation or other conditions.

Also included within the general category of Tax-Exempt Obligations are participation certificates in a lease, an installment purchase contract, or a conditional sales contract (hereinafter collectively called “lease obligations”) entered into by a state or political subdivisions to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations do not generally constitute general obligations of the issuer for which the lessee’s unlimited taxing power is pledged (in South Carolina, certain governmental lease obligations are included in calculation of the general obligation debt limit while in Virginia, such obligations are not included in the calculation of applicable debt limits, provided such obligations are properly structured), the lease obligation is frequently assignable and backed by the lessee’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses which provide that the lessee has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional securities. Certain investments in lease obligations may be illiquid. Under guidelines established by the Board of Trustees, the following factors will be considered when determining the liquidity of a lease obligation: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of potential buyers; (3) the willingness of dealers to undertake to make a market in the obligation; and (4) the nature of the marketplace trades.

The Funds do not expect to be eligible to pass through to shareholders the tax-exempt character of interest earned on Tax-Exempt Obligations.

VARIABLE AND FLOATING RATE NOTES. The Funds may acquire variable and floating rate notes, subject to each Fund’s investment objective, policies, and restrictions. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by Sterling Capital under guidelines established by the Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under a Fund’s investment policies. In making such determinations, Sterling Capital will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Funds, a Fund may resell a note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and a Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with other securities which are not readily marketable, exceeds 15% of a Fund’s net assets only if such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days after demand by the Fund.

WHEN-ISSUED SECURITIES. Each Fund may purchase securities on a when-issued basis. A Fund will earmark and reserve liquid assets, in connection with its purchase of securities on a when-issued or forward commitment basis, in an amount sufficient to cover the Fund’s current obligations, in accordance with procedures adopted by the Board of Trustees.

When a Fund engages in when-issued or forward commitment transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. In addition, the purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Each of the Funds does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

FUTURES CONTRACTS AND RELATED OPTIONS. Each Fund may invest in futures contracts. The value of a Fund’s futures contracts may approach, but will not exceed, 100% of the Fund’s total net assets.

Futures contracts obligate a Fund, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency at a specified time and price. A Fund may enter into a futures contract to hedge the value of its securities portfolio as a whole or to protect against declines in the value of securities to be sold. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its holdings, interest rates (including the Federal Funds Rate) or foreign currency exchange rates. Futures contracts are traded on an Exchange, so that, in most cases, either party can close out its position on the Exchange for cash, without delivering the security or commodity. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position, and the Fund would be obligated to meet margin requirements (as discussed below) until the position is closed. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to effectively hedge.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to segregate a specified amount of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the Exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges made be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds would ordinarily earn interest income on initial margin deposits. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would own the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures positions.

When purchasing a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with the broker as margin, are equal to the market value of (or in certain cases, the Fund’s obligation under) the futures contract. Alternatively, a Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. When selling a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the instruments underlying the contract (or in certain cases, the Fund’s obligation under the contract). Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund’s custodian).

With respect to futures that are required to “cash settle,” a Fund is permitted to segregate liquid assets in an amount equal to the Fund’s daily mark-to-market (i.e., net) obligation, if any, rather than the market value of the futures contract. By segregating assets equal only to its net obligation under cash-settled futures, a Fund will have the ability to utilize these contracts to a greater extent than if the Fund were required to segregate assets equal to the full market value of the futures contract.

Successful use of futures by the Funds is also subject to the Adviser’s ability to correctly predict movements in the direction of the markets. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, a Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund’s securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a hedge not to achieve its objectives.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

Utilization of futures transactions by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement, during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult to impossible to liquidate existing positions or to recover excess variation margin payments.

A Fund will earmark and reserve liquid assets, in connection with investing in a futures contract, in an amount sufficient to cover the Fund’s current obligations under the futures contract, in accordance with procedures adopted by the Board of Trustees.

Pursuant to claims for exemption filed with the National Futures Association on behalf of the Funds, the Funds are operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as such under the Commodity Exchange Act.

RIGHTS OFFERINGS AND WARRANTS TO PURCHASE. The Funds may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights’ and warrants’ expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

EXCHANGE-TRADED FUNDS (“ETFs”). The Funds may invest in ETFs, such as Standard & Poor’s Depositary Receipts (“SPDRs”), NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”), iShares® Trust and iShares®, Inc. (“iShares®1”). ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price, performance and dividend yield of an index or a group of stocks in a particular geographic area.

ETFs invest in a securities portfolio that includes substantially all of the securities (in substantially the same weights) as the securities included in the designated index. The results of ETFs will not match the performance of the designated index due to reductions in the performance attributable to transaction and other expenses, including fees paid by the ETF to service providers. ETFs are subject to risks specific to the performance of a few component securities if such securities represent a highly concentrated weighting in the designated index. ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in trust, less fees and expenses of the trust.

An investment in an ETF offers, among other things, (i) an efficient means to achieve diversification in a particular industry, or (ii) for those Funds that invest in foreign securities, exposure to a particular country that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses.

Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to NAV.

An investment vehicle issuing ETFs may not be actively managed. Rather, the investment vehicle's objective is to track the performance of a specific index. Therefore, securities may be purchased, retained and sold at times when an actively managed fund would not do so. As a result, you can expect greater risk of loss (and a corresponding greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the investment vehicle was not fully invested in such securities.

Since ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets (the “3-5-10 Limitations”). The Funds may invest in certain ETFs, including but not limited to iShares®1, in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.

INVESTMENT COMPANIES. The Funds may acquire the securities of other investment companies to the extent permitted under the 1940 Act and consistent with their respective investment objectives and strategies. Except as noted below, the 1940 Act's limits currently require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a fund (the “3-5-10 Limitations”). Pursuant to an exemptive rule under the 1940 Act, any of the Funds may invest in affiliated and unaffiliated money market funds without limit subject to the acquiring Fund's investment policies and restrictions and the conditions of Rule 12d1-1.

As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations, and are reflected in the Annual Fund Operating Expenses table in the Funds’ prospectus.

The Funds may invest in investment companies that invest primarily in debt securities.

[1]

iShares® is a registered trademark of BlackRock Institutional Trust Company (“BlackRock”). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in an iShares® fund. iShares® is a registered investment company unaffiliated with the Funds that offers several series of securities, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area.

CONVERTIBLE SECURITIES. The Funds may invest in convertible securities. Convertible securities are fixed-income securities which may be exchanged or converted into a predetermined number of the issuer’s underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible bonds and convertible preferred stocks are fixed-income securities that generally retain the investment characteristics of fixed-income securities until they have been converted, but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed-income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer’s common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond’s maturity. Convertible securities are senior to equity securities, and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

RESTRICTED SECURITIES. The Funds may invest in commercial paper issued by corporations without registration under the Securities Act of 1933 (the “1933 Act”) in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called “private placement” exemption in Section 4(2) (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) paper, thus providing liquidity.

Each Fund may purchase securities which are not registered under the 1933 Act but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as the Adviser determines that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

CALLABLE SECURITIES. Certain fixed-income securities invested in by the Funds are callable at the option of the issuer or a third party. Callable securities are subject to Prepayment/Call risk.

STRUCTURED PRODUCTS. Structured products, such as structured notes, generally are individually negotiated agreements and may be traded over the counter. They are organized and operated to restructure the investment characteristics of the underlying security. This structuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependant on the extent of the cash flow of the underlying instruments. With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities.

TEMPORARY DEFENSIVE POSITIONS. If deemed appropriate under the circumstances, each Fund may increase its holdings in short-term obligations to up to 100% of its total assets. A Fund may not achieve its investment objective as a result of taking any temporary defensive position.

UNDERWRITING SECURITIES. As a matter of policy, and to the extent permitted by the “Investment Restrictions” section, each Fund may underwrite securities to the extent permitted by the 1940 Act, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

INVESTMENT RESTRICTIONS

Except as provided otherwise, the following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined under “ADDITIONAL INFORMATION - Miscellaneous” in this SAI).

EACH FUND MAY:

1. Underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

2. Issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.

3. Borrow money or lend to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.

4. Purchase or sell commodities, commodities contracts, or future contracts or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.

EACH FUND MAY NOT:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase with respect to 75% of its portfolio, more than 5% of the value of the Fund’s total assets would be invested in such issuer. There is no limit as to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

2. Purchase any securities that would cause 25% or more of the value of such Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

NOTE REGARDING FUNDAMENTAL INVESTMENT RESTRICTIONS. Certain relevant limitations of the 1940 Act are described below. These limitations are based either on the 1940 Act itself, the rules or regulations thereunder or applicable orders of the SEC. In addition, interpretations and guidance provided by the SEC staff may be taken into account, where deemed appropriate by a Fund, to determine if an investment practice or the purchase of securities or other instruments is permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC.

“Concentration” is generally interpreted under the 1940 Act to be investing more than 25% of total assets in an industry or group of industries. For purposes of the concentration policies described above, the Funds do not consider investment companies to constitute an “industry.” Rather, the Funds will “look-through” investments in investment companies to the underlying securities held by such exchange-traded funds when determining fund exposure to a particular industry.

Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds’ industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, or any asset-backed securities, the Funds take the position that such securities do not represent interests in any particular “industry” or group of industries.

Under the 1940 Act, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund.

The 1940 Act also limits the amount that a Fund may invest in other investment companies, prohibiting the Fund from (i) owning more than 3% of the total outstanding voting stock of a single other investment company; (ii) investing more than 5% of its total assets in the securities of a single other investment company; and (iii) investing more than 10% of its total assets in securities of all other investment companies. Pursuant to exemptive rules under the 1940 Act, each of the Funds may invest in shares of affiliated and unaffiliated money market funds to the extent permitted by its investment strategy.

The 1940 Act restricts the ability of any mutual fund to lend. Under the 1940 Act, a Fund may only make loans if expressly permitted to do so by a Fund’s investment policies, and a Fund may not make loans to persons who control or are under common control with a Fund. Thus, the 1940 Act effectively prohibits a Fund from making loans to certain persons when conflicts of interest or undue influence are most likely present.

The 1940 Act limits a Fund’s ability to borrow money, prohibiting a fund from issuing senior securities, except that it may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

The 1940 Act prohibits a diversified mutual fund from underwriting securities in excess of 25% of its total assets.

Additionally, a Fund’s ability to make certain types of investments (e.g., investments in commodities or real estate) may be limited by other applicable laws, rules, or regulations, including the Internal Revenue Code.

The following investment restrictions are considered NON-FUNDAMENTAL and therefore may be changed by a vote of a majority of the Trustees of the Funds:

1. The Funds may not purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and a Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

2. The Funds may not sell securities short (unless they own or have the right to obtain securities equivalent in kind and amount to the securities sold short), however that policy does not prevent the above Funds from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, and the Funds may obtain such short-term credits as are necessary for the clearance of portfolio transactions.

3. Each Fund may not invest more than 15% of its net assets in “illiquid” securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act.

PORTFOLIO TURNOVER

The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less.

For the fiscal year ended September 30, 2011, the portfolio turnover rates were 7% and 26% for the Corporate Fund and the Securitized Opportunities Fund, respectively.

High turnover rates will generally result in higher transaction costs to the Funds and may result in higher levels of taxable realized gains (including short-term taxable gains generally taxed at ordinary income tax rates) to a Fund’s shareholders. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. Higher portfolio turnover rates may lead to increased taxes and transaction costs. Portfolio turnover will not be a limiting factor in making investment decisions. See “Additional Tax Information.”

VALUATION

Except as noted below, investments of the Funds of the Trust in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market, typically 4:00 PM EST. or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded.

With regard to each of the Funds, securities the principal market for which is not a securities exchange are valued at their latest bid quotations in such principal market. Fixed-income securities are valued by using evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Securities for which an independent pricing service does not provide a current evaluation or provides a value that does not represent fair value in the judgment of the Funds’ Adviser are valued at fair value under procedures approved by the Board of Trustees. Such procedures may include a yield equivalent or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board of Trustees. With respect to participation certificates (otherwise known as participation notes, equity linked notes, or “widgets”), if the price provided by an independent pricing service should reflect a price premium, the market maker (broker) will be contacted to provide the premium and the participation certificate’s price will be adjusted accordingly. Short-term securities are valued at either amortized cost or original cost plus interest, which approximates current value. Repurchase Agreements are valued at original cost. Open ended mutual fund investments will be valued at the most recently calculated NAV. Closed end mutual funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded.

The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent using the latest foreign exchange bid quotation (from an approved pricing vendor) as of the time of NAV calculation. When the closing price is not an accurate representation of value due to events that have occurred after the closing of the primary exchange and prior to the time of NAV calculations (hereinafter, a “Significant Event”), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee as detailed below. An example of a frequently occurring Significant Event is a movement in the U.S. equity markets. The Pricing Committee may predetermine the level of such a movement that will constitute a Significant Event (a “Trigger”) and preauthorize the Trust’s Accounting Agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Pricing Committee need not meet (and, therefore, will not produce minutes). The Pricing Committee, however, will determine the fair value of securities affected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) where the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.

Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Each class of Shares of each Fund of Sterling Capital Funds is offered on a continuous basis by Sterling Capital Distributors, Inc. (the “Distributor”). Not all Funds and classes are available for purchase in all states.

EXCHANGE PRIVILEGE

An exchange is considered a sale of Shares and will result in a capital gain or loss for federal income tax purposes, which, in general, is calculated by netting the shareholder’s tax cost (or “basis”) in the Shares surrendered and the value of the Shares received in the exchange. If not selected on the Account Registration form, the shareholder will automatically receive Exchange privileges. If an exchange request in good order is received by the Funds’ transfer agent by 12:00 noon (Eastern Time) on any Business Day, the exchange usually will occur on that day.

MATTERS AFFECTING REDEMPTION

The Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by a Sterling Capital Fund of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for a Fund to determine the value of its total net assets.

The Funds may redeem any class of Shares involuntarily if redemption appears appropriate in light of the Funds’ responsibilities under the 1940 Act.

PAYMENTS TO SHAREHOLDERS. Redemption orders are effected at the NAV per Share next determined after the Shares are properly tendered for redemption, as described above. Payment to shareholders for Shares redeemed will be made within seven days after receipt by the Funds’ transfer agent of the request for redemption. However, to the greatest extent possible, the Funds will attempt to honor requests from shareholders for next Business Day payments upon redemptions of Shares if the request for redemption is received by the transfer agent before the last Valuation Time on a Business Day or, if the request for redemption is received after the last Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the Funds or the shareholders of the particular Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner. The Fund will attempt to honor requests from its shareholders for same day payment upon redemption of Shares if the request for redemption is received by the transfer agent before the close of business on a Business Day. Payment for redemptions requests received after the close of business will be made on the next Business Day, unless it would be disadvantageous to the Fund or its shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

ADDITIONAL TAX INFORMATION

The following discussion of the U.S. federal income tax consequences of investing in the Funds is based on the Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury Regulations, and other applicable authority, all as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important federal tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situations and the possible application of foreign, state and local tax laws.

TAXATION OF THE FUNDS. Each Fund will be treated as a separate entity for federal income tax purposes. It is the policy of each Fund to elect to be treated as, and to qualify for, the favorable tax treatment accorded regulated investment companies (“RICs”) under Subchapter M of the Code. By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject. If the Funds qualify as RICs that are accorded special treatment, the Funds will not be subject to federal income tax on income that is distributed in a timely manner to their shareholders in the form of dividends (including Capital Gain Dividends, as defined below). RICs are subject to a federal excise tax if they do not distribute substantially all of their income on a calendar-year basis. Each Fund intends to avoid paying federal income and excise taxes by timely distributing substantially all of its ordinary income and net realized capital gains.

In order to qualify for the special tax treatment accorded RICs and their shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below); (b) distribute each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid - generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the fair market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other RICs and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested (x) in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below).

In general, for purposes of the 90% gross income requirement described in (a) of the paragraph immediately above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in subsection (a)(i) of the paragraph above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification requirements in (c) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of meeting the diversification requirements described in (c) above, identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to identification of the issuer for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (c) above.

As mentioned above, if a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). Although each Fund expects to qualify as a RIC and to be relieved of all or substantially all federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.

If for any taxable year a Fund were to fail to meet the income, distribution or diversification test described above, the Fund could in some cases cure such failure, including by paying a fund-level tax, paying interest, making additional distributions or disposing of certain assets. If a Fund were ineligible to or otherwise did not cure such a failure for any taxable year, or otherwise failed to qualify as a RIC that is accorded special tax treatment, all of the Fund’s taxable income would be subject to federal income tax at regular corporate rates at the Fund level (without any deduction for distributions to its shareholders). In addition, all distributions to shareholders from earnings and profits would be taxed as dividend income, even if the distributions were attributable to long-term capital gains earned by the Fund. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders or to be treated as qualified dividend income to non-corporate shareholders, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of the Fund shares. Furthermore, in order to re-qualify for taxation as a RIC that is accorded special treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income (if any) and its net capital gain. Investment company taxable income that is retained by a Fund will be subject to tax at regular corporate rates. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but it may designate the retained amount as undistributed capital gains in a notice mailed within 60 days of the close of the Fund’s taxable year to its shareholders who would then, in turn, be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund makes this designation, for federal income tax purposes, the tax basis of Shares owned by a shareholder of the Fund would be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain (including in connection with determining the amount available to support a Capital Gain Dividend), its taxable income and its earnings and profits, a RIC may elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and certain late-year ordinary losses (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following year. A Fund will be treated as having distributed any amount on which it is subject to corporate income tax for its taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by a Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that a Fund will be able to do so.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, subject to certain limitations, a Fund may carry forward a net capital loss from any taxable year to offset its capital gains, if any, realized during a subsequent taxable year. A Fund is permitted to carry forward net capital losses without expiration. The Fund must apply such carryforwards first against gains of the same character. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains.

DISTRIBUTIONS. For federal income tax purposes, distributions of investment income from a Fund (other than qualified dividend income, as discussed below) are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. In general, a Fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains. Tax rules can alter the Fund’s holding period in its investments and thereby affect the tax treatment of gain or loss on such investments. Long-term capital gain rates applicable to individuals have been temporarily reduced—in general to 15%, with a 0% rate applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2013. It is currently unclear whether Congress will extend this long-term capital gains rate reduction for taxable years beginning on or after January 1, 2013. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Distributions from capital gains are generally made after applying any available capital loss carryovers.

In addition, for taxable years beginning after December 31, 2012, Section 1411 of the Code generally imposes a 3.8% tax on the net investment income of certain individuals, trusts and estates over certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains as described above, and (ii) any net gain from the sale, exchange or other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

Distributions of taxable income or capital gains are taxable to Fund shareholders whether received in cash or reinvested in additional Fund Shares. Dividends and distributions on a Fund’s Shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of Shares purchased at a time when a Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Realized gains may be required to be distributed even when a Fund’s NAV also reflects unrealized losses.

If a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in the shareholder’s Fund Shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in his or her Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of his or her Shares.

For taxable years beginning before January 1, 2013, distributions of investment income properly reported by a Fund as derived from “qualified dividend income” will be taxed to individuals at the rates applicable to long-term capital gain, provided holding period and other requirements (described below) are met at both the shareholder and Fund levels. It is currently unclear whether Congress will extend this special tax treatment of qualified dividend income for taxable years beginning on or after January 1, 2013. The Funds do not expect a significant portion of their distributions to be derived from qualified dividend income.

In general, properly reported dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Fund from domestic corporations for the taxable year, provided holding period and other requirements are met at both the shareholder and Fund levels. The Funds do not expect a significant portion of their distributions to qualify for the dividends received deduction.

To the extent that a Fund makes a distribution of income that is attributable to (i) income received by the Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for federal income tax purposes as a loan by the Fund, such distribution will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

Dividends received by a shareholder of a Fund that are derived from the Fund’s investments in U.S. Government Securities may not be entitled to the exemption from state and local income taxes that would be available if the shareholder had purchased U.S. Government Securities directly.

Dividends are generally taxable in the taxable year received. However, as noted above, a dividend paid to shareholders in January generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Shareholders will be advised at least annually as to the amount and federal income tax character of distributions made during each year.

SELLING SHARES. Upon the disposition of Shares of a Fund (whether by redemption, sale or exchange), a shareholder will generally recognize gain or loss in an amount equal to the difference between the amount received and the shareholder’s adjusted tax basis in the Fund Shares. In general, any gain or loss realized upon taxable disposition of Fund Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months, and as short-term capital gain or loss if the Shares have not been held for more than 12 months. The tax rate generally applicable to net capital gains recognized by individuals and other non-corporate taxpayers is (i) the same as the maximum ordinary income tax rate for short-term capital gains and (ii) for taxable years beginning before January 1, 2013, 15% for long-term capital gains, with a 0% rate applicable to taxpayers in the 10% and 15% tax brackets. As noted above, it is currently unclear whether Congress will extend these long-term capital gains rates for taxable years beginning on or after January 1, 2013.

Any loss realized upon a taxable disposition of Fund Shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed received) by a shareholder with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which a shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales.

In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that a shareholder replaces the disposed of Fund Shares with other substantially identical Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund shareholder’s basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.

Upon the redemption or exchange of Fund shares, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. See the Funds’ Prospectus for more information.

DISCOUNT SECURITIES. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by a Fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in taxable income (and required to be distributed by a Fund) over the term of the debt security, even though payment of that amount by the issuer is not received until a later time, usually when the debt security matures. In addition, payment-in-kind securities will give rise to income which is taxable and is required to be distributed even though a Fund holding the security receives no interest payment in cash on the security during the year.

Moreover, some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having market discount. Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income by the Fund with respect to such debt obligations.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Fund may be treated as having acquisition discount (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. Generally, a Fund will be required to include the acquisition discount or OID in income (as ordinary income) over the term of the debt security, even though payment of that amount by the issuer is not received until a later time, usually when the debt obligation matures. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income by the Fund with respect to such debt obligations.

If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of a Fund or by disposing of portfolio securities, including when it is not advantageous to do so, that the Fund would otherwise have continued to hold. A Fund may realize gains or losses from such dispositions. In the event a Fund realizes net capital gains from such dispositions, its shareholders may receive a larger Capital Gain Dividend than they would in the absence of such dispositions.

HIGH-YIELD BONDS. A Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a Fund should recognize market discount on a debt obligation, when a Fund may cease to accrue interest, OID or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by each Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to federal income or excise tax.

A portion of the OID on certain high-yield discount obligations may not be deductible to the issuer. If a portion of the OID on such high-yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if an issuer of the high-yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the corporate dividends received deduction to the extent attributable to the deemed dividend portion of such OID.

CERTAIN INVESTMENTS IN REITS. The Funds may invest in equity securities of issuers qualifying as real estate investment trusts under Subchapter M of the Code (“REITs”). Investments in REIT equity securities may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, the distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. A Fund’s investments in REIT equity securities may at other times require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a REIT will not qualify for the corporate dividends received deduction and generally will not constitute qualified dividend income.

INVESTMENTS IN MORTGAGE-RELATED SECURITIES. A Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in CMOs with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury Regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the Regulations are expected to provide, that excess inclusion income of a RIC, such as a Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. As a result, a Fund may not be a suitable investment for charitable remainder trusts, as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in federal withholding tax.

CERTAIN FINANCIAL INSTRUMENTS AND HEDGING TRANSACTIONS. The Funds’ transactions in futures contracts, options, other derivative instruments (e.g., forward contracts and swap agreements), as well as other hedging, short sale or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to a Fund, defer losses to a Fund, and/or cause adjustments in the holding periods of a Fund’s securities. These rules could therefore affect the amount, timing, and/or character of distributions to shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction when distributed to shareholders. Because the tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.

Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the Fund's transactions in foreign currencies and hedging activities are likely to produce a difference between its book income and its taxable income. If a Fund’s book income exceeds its taxable income, the distribution, if any, of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the Shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment.

FOREIGN TAXES. Dividends and interest received by a Fund from sources within foreign countries may be subject to income, withholding or other taxes imposed by such countries that would reduce the yield on the Fund’s securities. Tax treaties between certain countries and the United States may reduce or eliminate these taxes. The Funds generally do not expect to be eligible to elect to pass through such foreign taxes to shareholders.

FOREIGN CURRENCY-RELATED TRANSACTIONS AND PASSIVE FOREIGN INVESTMENT COMPANIES. A Fund’s transactions in foreign currencies, foreign currency-denominated debt securities or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by a Fund to offset income or gains earned in subsequent taxable years.

Equity investments by a Fund in certain foreign corporations classified for U.S. tax purposes as “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from a disposition of shares in the PFIC, which tax could not be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may elect in certain cases to treat a PFIC as a “qualified electing fund” (a “QEF election”), in which event the Fund will be required to include in income its share of the PFIC’s income and net capital gains annually, regardless of whether the Fund receives any distributions from the PFIC. A Fund also may make an election to mark any gains (and to a limited extent losses) in its holdings in a PFIC “to the market” as though it had sold and, solely for purposes of this mark-to-market election, repurchased its holdings in the PFIC on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total returns. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income. If a Fund indirectly invests in PFICs by virtue of the Fund’s investment in other funds, it may not make such PFIC elections; rather, the underlying funds directly investing in the PFICs would decide whether to make such elections.

A PFIC is any foreign corporation if (i) 75% of more of the corporation’s income for a taxable year is passive income, or (ii) 50% or more of the average percentage of the corporation’s assets (generally by value, but by adjusted tax basis in certain cases) produce or are held for the production of passive income. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

MUNICIPAL SECURITIES. The Funds will not be eligible to pass through to shareholders the tax-exempt character of interest earned on municipal securities.

BACKUP WITHHOLDING. Each Fund generally is required to withhold and remit to the U.S. Treasury under the backup withholding rules a percentage of the proceeds of Share sales, exchanges, or redemptions made by, and the dividends and other distributions paid to, any individual shareholder who (i) fails to properly furnish the Fund with a correct taxpayer identification number (TIN), (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The backup withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s federal income tax liability, provided the appropriate information is furnished to the IRS.

TAX SHELTER REPORTING REGULATIONS. Under Treasury Regulations, if a shareholder recognizes a loss on disposition of a Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

ADDITIONAL TAX INFORMATION CONCERNING FOREIGN SHAREHOLDERS. In general, dividends, other than Capital Gain Dividends, paid by a Fund to a shareholder that is not a “United States person” within the meaning of the Code (such shareholder, a “foreign shareholder”) are subject to withholding of federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign shareholder directly, would not be subject to withholding. However, effective for distributions with respect to taxable years of a Fund beginning before January 1, 2012, this tax does not apply and a Fund is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (w) that does not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or was a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person to the foreign shareholder and the foreign shareholder is a controlled foreign corporation) from U.S.-source interest income that, in general, would not be subject to federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly reported as such by the Fund (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition U.S. real property interests) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly reported as such by the Fund (“short-term capital gain dividends”). It is currently unclear whether Congress will extend the exemption from withholding for interest-related dividends and short-term capital gain dividends for dividends for taxable years beginning on or after January 1, 2012, or what the terms of such an extension would be, including whether such extension would have retroactive effect. Depending on the circumstances, a Fund may choose not to report potentially eligible distributions as interest-related or short-term capital gain dividends and/or treat such dividends, in whole or in part, as ineligible for the exemption from withholding.

In the case of Shares held through an intermediary, the intermediary may withhold even if a Fund reports a payment as an interest-related or short-term capital gain dividend. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

If a foreign shareholder has a trade or business in the U.S., and Fund dividends received by that foreign shareholder are effectively connected with the conduct of such trade or business, the dividends will be subject to federal taxation at regular income tax rates.

A foreign shareholder is not, in general, subject to federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of Shares of a Fund or on Capital Gain Dividends or, with respect to taxable years of a Fund beginning before January 1, 2012, short term capital gain dividends (defined above), unless (i) such gain or dividend is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder's sale of shares of the Fund or to the Capital Gain Dividend the foreign shareholder received (as described below).

Special rules would apply if a Fund were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If a Fund were a USRPHC or would be a USRPHC but for the exceptions referred to above, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to (i) distributions received by the Fund from a lower-tier REIT that the Fund is required to treat as USRPI gain in its hands, or (ii) prior to January 1, 2012, (a) gains realized by the Fund on the disposition of USRPIs or (b) distributions received by the Fund from a lower-tier RIC that the Fund is required to treat as USRPI gain in its hands, generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund. It is currently unclear whether Congress will extend the expiring “look-through” provisions described in clause (ii) above to distributions by a Fund to a foreign shareholder made on or after January 1, 2012, and what the terms of any such extension would be, including whether any such extension would have retroactive effect to January 1, 2012.

In addition, if a Fund were a USRPHC or former USRPHC, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

Foreign shareholders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in a Fund.

If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

In order for a foreign shareholder to qualify for lower withholding tax rates under income tax treaties, the exemptions from withholding tax discussed above for interest-related and short-term capital gain dividends (to the extent available), and/or an exemption from backup withholding (also discussed above), the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in a Fund should consult their tax advisers in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. In addition, additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisers about their particular situations.

A foreign shareholder may be subject to state and local tax and to the federal estate tax in addition to the federal tax on income referred to above.

CERTAIN ADDITIONAL REPORTING AND WITHHOLDING REQUIREMENTS. Rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”), beginning in 2014 or 2015, depending on the type of payment. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

The IRS has issued only preliminary guidance with respect to these rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that all or a portion of distributions made by a Fund on or after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends and certain short-term capital gain and interest-related dividends, as described above), will be subject to the 30% withholding requirement. Payments will generally not be subject to withholding under these rules so long as shareholders provide the Funds with certifications or other documentation as the Funds may request including, to the extent required, with regard to their direct and indirect owners. Payments to a foreign shareholder that is a “foreign financial institution” (as defined under these rules) will generally be subject to withholding unless such shareholder enters into, and provides certification to the Funds of, a valid and timely information reporting and withholding agreement with the IRS to report, among other requirements, required information including about certain direct and indirect U.S. investors or U.S. accounts. Future guidance may exempt certain foreign financial institutions from these requirements, but it is currently unclear whether or when such regulations will be issued.

Persons investing in a Fund through foreign intermediaries should contact their intermediaries regarding the application of these rules to their accounts and their investment in the Fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

ADDITIONAL TAX INFORMATION CONCERNING TAX-EXEMPT SHAREHOLDERS. Income of a RIC that would be unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt entity that is a shareholder of the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if Shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). Furthermore, any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or in TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a Share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the Funds.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of Shares of a Fund as investments through such plans and the precise effect of such investments in their particular tax situations.

GENERAL. Information set forth in the Prospectus and this SAI that relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation (especially with respect to foreign, state or local taxation). In addition, the tax discussions in the Prospectus and this SAI are based on tax laws and regulations which are in effect on the date of the Prospectus and this SAI; such laws and regulations may be changed by legislative or administrative action, and such changes may be retroactive.

MANAGEMENT OF STERLING CAPITAL FUNDS

TRUSTEES AND OFFICERS

The Funds are managed under the direction of the Board of Trustees. Subject to the provisions of the Declaration of Trust, By-laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of Fund officers.

The Trustees of the Funds (including Trustees who are not “interested persons” as defined in the 1940 Act) of the Funds (“Independent Trustees”)), their ages, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the Sterling Capital Funds complex that the Trustee oversees, any other directorships or trusteeships held by the Trustee during the last five years in any publicly-traded company or registered investment company, and their experience, qualifications, attributes, and skills are listed in the two tables immediately following. The business address of the Trustees and Officers listed below is 434 Fayetteville Street Mall, Fifth Floor, Raleigh, NC 27601.

INDEPENDENT TRUSTEES

(1) NAME AND AGE	(2) POSITION(S) HELD WITH THE FUNDS	(3) TERM OF OFFICE / LENGTH OF TIME SERVED	(4) PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS	(5) NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE*	(6) OTHER DIRECTORSHIPS HELD BY TRUSTEE FOR THE PAST FIVE YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Thomas W. Lambeth Birthdate: 01/35	Trustee, Chairman of the Board of Trustees	Indefinite, 8/92 - Present	From January 2001 to present, Senior Fellow, Z. Smith Reynolds Foundation	29	None	Significant executive experience, including continuing service as senior fellow of a foundation, and previous executive and board experience in government and with non-profit endowment funds and private foundations.

Drew T. Kagan Birthdate: 02/48	Trustee	Indefinite, 8/00 - Present	From September 2010 to present, Chairman, Montecito Advisors, Inc.; from December 2003 to September 2010, CEO, Montecito Advisors, Inc.; from March 1996 to December 2003, President, Investment Affiliate, Inc.	29	None	Significant executive experience including continuing service as chief executive officer of an investment services organization and past service as a manager of a mutual fund complex and as an executive of a banking organization.

Laura C. Bingham Birthdate: 11/56	Trustee	Indefinite, 2/01 - Present	From June 2010 to present, independent consultant; from July 1998 to June 2010, President of Peace College	29	None	Significant executive experience in non-profit and government organizations, including continuing service as a college president; experience overseeing endowment investments.

Douglas R. Van Scoy Birthdate: 11/43	Trustee	Indefinite, 5/04 - Present	Retired; from November 1974 to July 2001, employee of Smith Barney (investment banking), most recently as Director of Private Client Group and Senior Executive Vice President	29	None	Significant executive experience including past service as senior executive vice president of a large investment services organization.

James L. Roberts Birthdate: 11/42	Trustee	Indefinite, 11/04 - Present	Retired; from November 2006 to present, Director, Grand Mountain Bancshares, Inc.; from January 1999 to December 2003, President, CEO and Director, Covest Bancshares, Inc.	29	None	Significant executive experience including past service as president of two publicly-traded banking firms and as head of corporate finance for a securities brokerage firm.

INTERESTED TRUSTEE

Alexander W. McAlister** Birthdate: 3/60	Trustee	Indefinite, 11/10 – Present	President, Sterling Capital	29	Director, Sterling Capital	Significant executive experience including continuing service as president of an investment services organization and as a sales director of an investment services organization.

*	The Sterling Capital Fund Complex consists of two open-end investment management companies: Sterling Capital Funds and Sterling Capital Variable Insurance Funds.
**	Mr. McAlister is treated by the Funds as an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of the Funds because he is an officer of the Adviser.

The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of the Distributor, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”), Sterling Capital or BB&T, receives any compensation from the Funds for acting as a Trustee.

Sterling Capital’s Chief Compliance Officer (“CCO”), Mr. Ward, also serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Board of Trustees and paid by Sterling Capital. However, the Funds reimburse Sterling Capital for its allocable portion of the CCO’s base salary and incentive pay. As a result, the CCO fee paid by the Funds is only part of the total compensation received by Mr. Ward.

OFFICERS

(1) NAME AND AGE	(2) POSITION(S) HELD WITH THE FUNDS	(3) TERM OF OFFICE AND LENGTH OF TIME SERVED	(4) PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS	(5) NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	(6) OTHER DIRECTORSHIPS HELD BY TRUSTEE
E.G. Purcell, III Birthdate: 01/55	President	Indefinite, President, 11/08-Present; Secretary, 11/08-08/10; Vice President, 11/00-11/08	From 1995 to present, Executive Director, Sterling Capital and its predecessors	N/A	N/A

James T. Gillespie Birthdate: 11/66	Treasurer	Indefinite, 6/10-Present	From June 2010 to present, Director, Sterling Capital and its predecessors; from August 2008 to June 2010, Vice President Relationship Management, JP Morgan Chase & Co.; from February 2005 to August 2008, Senior Vice President and Manager of Mutual Fund Administration, Sterling Capital and its predecessors	N/A	N/A

Todd M. Miller Birthdate: 9/71	Vice President and Secretary	Indefinite, Vice President, 8/05-Present; Secretary, 08/10-Present	From June 2009 to present, Director, Sterling Capital and its predecessors; from June 2005 to May 2009, Mutual Fund Administrator; from May 2001 to May 2005, Manager, BISYS Fund Services	N/A	N/A

Clinton L. Ward Birthdate: 11/69	Chief Compliance and Anti- Money	Indefinite, 4/07-Present	From July 2004 to present, Chief Compliance Officer and Executive Director, Sterling Capital and its	N/A	N/A

(1) NAME AND AGE	(2) POSITION(S) HELD WITH THE FUNDS	(3) TERM OF OFFICE AND LENGTH OF TIME SERVED	(4) PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS	(5) NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	(6) OTHER DIRECTORSHIPS HELD BY TRUSTEE
	Laundering Officer		predecessors

Andrew J. McNally Birthdate: 12/70	Assistant Treasurer	Indefinite, Assistant Treasurer, 6/10-Present; Treasurer, 04/07-06/10

From January 2007 to present, Vice

President and Senior Director; from July 2000 to December 2006, Vice President and Director, Fund Accounting and Administration Department, BNY Mellon Investment Servicing

				N/A	N/A

Julie M. Powers Birthdate: 10/69	Assistant Secretary	Indefinite, 11/11-Present	From November 2011 to present, Vice President; from March 2009 to October 2011, Senior Manager and Vice President; from August 2005 to February 2009, Manager and Assistant Vice President, Regulatory Administration Department, BNY Mellon Investment Servicing	N/A	N/A

Responsibilities of the Board of Trustees

The Board has overall responsibility for the conduct of the affairs of the Trust. The Board sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust. The Chairman of the Board of Trustees is an Independent Trustee. Each Trustee shall serve during the continued lifetime of the Trust until he or she dies, resigns or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and the election and qualification of his successor. The Board of Trustees may fill any vacancy on the Board provided that, after such appointment, at least two-thirds of the Trustees have been elected by shareholders. Any Trustee may be removed by the Board, with or without cause, by action of a majority of the Trustees then in office, or by a vote of shareholders at any meeting called for that purpose.

Board Leadership Structure

The Board’s leadership structure features Independent Trustees serving as Board Chairman and as Chairperson of each of the Board’s Committees. This structure is reviewed by the Board regularly and the Board believes it to be appropriate and effective. All Independent Trustees are members of the Audit and Nominations Committees. Inclusion of all Independent Trustees in the Audit and Nominations Committees allows all such Trustees to participate in the full range of the Board’s oversight duties, including oversight of risk management processes.

The officers of the Trust are elected annually by the Board. The Chairman of the Trustees, if one is elected, the President, the Treasurer and the Secretary of the Trust shall hold office until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer shall hold office and each agent shall retain authority at the pleasure of the Trustees. The Trust’s CCO must be approved by a majority of the Independent Trustees. Any officer may be removed, with or without cause, by the Board.

Board Oversight of Trust Risk

The Board of Trustees’ role is one of oversight, rather than active management. This oversight extends to the Funds’ risk management processes. Those processes are embedded in the responsibilities of officers of the Funds. The officers of the Funds, including the President and Principal Executive Officer, the Treasurer and Principal Financial Officer, and the CCO, report to the Board and to the Chairs of its Committees on a variety of matters at regular meetings of the Board and on an ad hoc basis.

The Sterling Capital Funds have retained Sterling Capital as the Fund’s investment adviser and administrator. Sterling Capital provides the Funds with investment advisory services, and is responsible for day-to-day administration of the Funds and management of the risks that arise from the Fund’s investments and operations. Employees of Sterling Capital serve as the Fund’s officers, including the Fund’s President and Principal Executive Officer and the CCO. The Board provides oversight of the services provided by Sterling Capital, including risk management services. In the course of providing oversight, the Board receives a wide range of reports on the Fund’s activities, including regarding the Fund’s investment portfolio, the compliance of the Fund with applicable laws, and the Fund’s financial accounting and reporting. The Board meets periodically with Sterling Capital personnel to receive reports on Sterling Capital and other service providers’ risk management services. The Board also meets periodically with the Fund’s CCO to receive reports regarding the compliance of the Fund with the federal securities laws and the Fund’s internal compliance policies and procedures. In addition, the Board meets periodically with the portfolio managers of the Fund to receive reports regarding the management of the Fund, including its investment risks.

For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Funds are listed in the following table:

NAME	POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL UNDERWRITERS OF THE FUNDS
Alexander W. McAlister	Sterling Capital Management LLC, President
E.G. Purcell, III	Sterling Capital Management LLC, Executive Director
James T. Gillespie	Sterling Capital Management LLC, Director
Todd M. Miller	Sterling Capital Management LLC, Director
Clinton L. Ward	Sterling Capital Management LLC, Chief Compliance Officer and Executive Director
Andrew J. McNally	BNY Mellon Investment Servicing, Vice President, Fund Accounting and Administration Department
Julie M. Powers	BNY Mellon Investment Servicing, Vice President, Regulatory Administration Department

Except as noted above with respect to the CCO, the officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices. Sterling Capital receives fees from the Funds for acting as Adviser and Administrator and BNY Mellon Investment Servicing receives fees from the Funds for acting as transfer agent and for providing fund accounting services to the Funds. In addition, BNY Mellon Investment Servicing receives fees from the Administrator for acting as Sub-Administrator.

COMMITTEES OF THE BOARD OF TRUSTEES

AUDIT COMMITTEE

The purposes of the Audit Committee are to oversee the Funds’ accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Funds’ financial statements and the independent audit thereof; to consider the selection of an independent registered public accounting firm for the Funds and the scope of the audit; and to act as a liaison between the Funds’ independent registered public accounting firm and the full Board of Trustees. Messrs. Kagan, Lambeth, Roberts, and Van Scoy, and Ms. Bingham serve on this Committee; Mr. Kagan serves as chair of the Audit Committee. For the fiscal year ended September 30, 2011, there were three meetings of the Audit Committee.

NOMINATIONS COMMITTEE

The purpose of the Nominations Committee is to recommend qualified candidates to the Board of Trustees in the event that a position is vacated or created. Messrs. Kagan, Lambeth, Roberts, and Van Scoy and Ms. Bingham serve on this Committee; Ms. Bingham serves as chair of the Nominations Committee. For the fiscal year ended September 30, 2011, there was one meeting of the Nominations Committee.

Pursuant to procedures adopted by the Board, the Nominations Committee may consider Trustee candidates recommended by members of the Nominations Committee, candidates recommended by other members of the Board, candidates recommended by shareholders, or candidates recommended by the Trust’s management. Shareholder recommendations should be submitted to the Nominations Committee in care of Sterling Capital Funds. Recommendations for candidates as Trustees of Sterling Capital Funds will be evaluated, among other things, in light of whether the number of Trustees is expected to change and whether the Trustees expect any vacancies.

SECURITIES OWNERSHIP

For each Trustee, the following tables disclose the dollar range of equity securities beneficially owned by the Trustee in the Funds and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund’s family of investment companies as of December 31, 2011.

The following table shows information for Trustees who are not “interested persons” of the Funds as defined in the 1940 Act:

NAME OF TRUSTEE	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN THE FAMILY OF INVESTMENT COMPANIES*
Thomas W. Lambeth	$10,001-$50,000
Drew T. Kagan	$10,001-$50,000
Laura C. Bingham	$50,001-$100,000
James L. Roberts	>$100,000
Douglas Van Scoy	$50,001-$100,000

The following table shows information for the Trustee who is an “interested person” of the Funds as defined in the 1940 Act:

Alexander W. McAlister	>$100,000

*	The Sterling Capital Fund Complex consists of two open-end investment management companies: Sterling Capital Funds and Sterling Capital Variable Insurance Funds.

As of December 31, 2011, the Officers and Trustees of Sterling Capital Funds, as a group, owned less than 1% of any class of any Fund.

TRUSTEE COMPENSATION*

NAME OF PERSON, POSITION	AGGREGATE COMPENSATION FROM THE STERLING CAPITAL FUNDS FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2011*	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM FUNDS AND FUND COMPLEX PAID TO TRUSTEES FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2011*
Thomas W. Lambeth	$0	N/A	N/A	$67,500
Drew T. Kagan	$0	N/A	N/A	$67,500
Laura C. Bingham	$0	N/A	N/A	$56,000
Douglas R. Van Scoy	$0	N/A	N/A	$55,000
James L. Roberts	$0	N/A	N/A	$55,000
Alexander W. McAlister	None	N/A	N/A	None

*	The Sterling Capital Fund Complex consists of two open-end investment management companies: Sterling Capital Funds and Sterling Capital Variable Insurance Funds.

CODES OF ETHICS

Sterling Capital Funds and Sterling Capital have each adopted a code of ethics (“Codes”) pursuant to Rule 17j-1 of the 1940 Act, and these Codes permit personnel covered by the Codes to invest in securities, including securities that may be purchased or held by each Fund, subject to certain restrictions.

INVESTMENT ADVISER

Investment advisory and management services are provided to all the Funds by Sterling Capital pursuant to an Amended and Restated Investment Advisory Agreement (“Advisory Agreement”) dated as of October 1, 2010, as amended.

Under the Advisory Agreement between Sterling Capital Funds and Sterling Capital, the fee payable to Sterling Capital by each Fund for investment advisory services is the lesser of: (a) forty one-hundredths of one percent (0.40%) of such Fund’s average daily net assets or (b) such fee as may from time to time be agreed upon in writing by Sterling Capital Funds and Sterling Capital. A fee agreed to in writing from time to time by Sterling Capital Funds and Sterling Capital may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund’s expenses and increase the net income of the fund during the period when such lower fee is in effect.

The Advisory Agreement provides that Sterling Capital shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Sterling Capital in the performance of its duties, or from reckless disregard by Sterling Capital of its duties and obligations thereunder.

Unless sooner terminated, the Advisory Agreement will continue in effect as to each of the Funds from year to year if such continuance is approved at least annually by the Funds’ Board of Trustees or by vote of the holders of a majority of the outstanding Shares of that Fund (as defined under “ADDITIONAL INFORMATION - Miscellaneous”). The Advisory Agreement is terminable as to a particular Fund at any time upon 60 days written notice without penalty by the Trustees, by vote of the holders of a majority of the outstanding Shares of that Fund, or by Sterling Capital. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

For the fiscal period ended September 30, 2011, Sterling Capital received the following investment advisory fees (“Paid” indicates gross advisory fees and “Waived” are fees waived from gross advisory fees and/or reimbursed directly to the Fund):

	FISCAL YEAR ENDED SEPTEMBER 30, 2011
	PAID	WAIVED
Corporate Fund	$26,845	$18,708
Securitized Opportunities Fund	$30,141	$22,408

The Funds bear all costs of their organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders’ reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Funds’ plans of distribution; fees and expenses of custodian including those for keeping books and accounts, maintaining a committed line of credit, and calculating the NAV of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Funds (including and allocable portion of the cost of the Advisers’ employees rendering such services to the Funds); the compensation and expenses of Trustees who are not otherwise affiliated with the Funds, the Advisers or any of their affiliates; expenses of Trustees’ and shareholders’ meeting; trade association memberships; insurance premiums; and any extraordinary expenses.

Pursuant to the American Institute of Certified Public Accountants (AICPA) Statement of Position (SOP) 98-5, any Fund organizational or start-up costs incurred on or after January 1, 1999 will be expensed as they are incurred.

PORTFOLIO MANAGERS

The portfolio managers identified under “Investment Management” in the Prospectus are responsible for the day-to-day management of the Funds. Each portfolio manager also has responsibility for the day-to-day management of accounts other than the Fund(s) for which he or she serves as portfolio manager. Information regarding these accounts is set forth below.

NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE AS OF SEPTEMBER 30, 2011*

PORTFOLIO MANAGER	OTHER REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Richard T. LaCoff	Number: 1	Number: None	Number: 86
	Assets: $20.1 Million	Assets: N/A	Assets: $8.5 Billion

Mark Montgomery	Number: 1	Number: None	Number: 86
	Assets: $20.1 Million	Assets: N/A	Assets: $8.5 Billion

*	If an account has a co-manager, the total number of accounts and assets has been allocated to each respective manager. Therefore, some accounts and assets have been counted more than once.

As of September 30, 2011, the following portfolio managers managed the following numbers of accounts in each of the indicated categories, having the indicated total assets, with respect to which the advisory fee is based on the performance of the account.

NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE AS OF SEPTEMBER 30, 2011

PORTFOLIO MANAGER	OTHER REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Richard T. LaCoff	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A

Mark Montgomery	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A

CONFLICTS OF INTEREST

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, the “Managed Accounts”). The Managed Accounts might have similar investment objectives or strategies as the Fund, track the same indexes the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The Managed Accounts might also have different investment objectives or strategies than the Fund. Consequently, portfolio managers may purchase or sell securities for one Fund and not for a Managed Account.

Sterling Capital manages portfolios for multiple institutional, individual, and mutual fund clients. Each portfolio has its own set of investment objectives and investment policies that may differ from those of the Fund. The portfolio managers make investment decisions for each portfolio based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. Accordingly, a particular portfolio may contain different securities than the Fund, and investment decisions may be made in other accounts that are different than the decisions made for the Fund. As an example, the portfolio manager may decide to buy a security in one or more portfolios, while selling the same security in other portfolios based on the different objectives, restrictions, and cash flows in the portfolios. In addition, some of these portfolios have fee structures, including performance fees, which are, or have the potential to be, higher than the fees paid by the Fund to Sterling Capital. Because performance fees are tied to performance, the incentives associated with any given portfolio may be higher or lower than those associated with other accounts managed by the firm.

Sterling Capital’s objective is to meet its fiduciary obligation to treat all clients fairly. To help accomplish this objective and to address potential conflicts of interest, Sterling Capital has adopted and implemented policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. Sterling Capital’s compliance procedures include actively monitoring compliance with investment policies, trade allocation, and Code of Ethics requirements. In addition, Sterling Capital’s senior management team reviews the performance of portfolio managers and analysts.

PORTFOLIO MANAGER COMPENSATION

Sterling Capital offers investment professionals a compensation plan which has three components: (i) base compensation, which is linked to job function, responsibilities and experience, (ii) incentive compensation, which varies based on investment performance and other factors determined by management, and (iii) a percentage of firm profits. The majority of potential total cash compensation consists of incentive compensation, which could ultimately make up more than half of the investment professional’s compensation. Incentive compensation is based on (1) performance of the portfolios managed by the portfolio manager in comparison to benchmarks appropriate for the various portfolios managed, and in comparison to peer groups, and (2) active support and promotion of the funds through various channels. For purposes of incentive compensation, the Securitized Opportunities Fund is measured against the Barclays Capital U.S. Mortgage Backed Securities Index, while the Corporate Fund is compared to the Barclays Capital U.S. Corporate Index. Firm/department leadership, management of personnel, compliance results, and other subjective criteria as determined by executive management are also considered in determining incentive compensation.

Certain investment professionals also share in the profits earned by Sterling Capital. Membership interest is awarded based on long-term performance, leadership, potential for generating future growth of the firm, and other subjective criteria determined by management.

Incentive compensation and profits interests are used as retention tools in order to facilitate long-term commitments from key investment professionals.

Portfolio managers are also eligible to participate in broad-based plans offered generally to Sterling Capital employees, including retirement, 401(k), health, and other employee benefit plans.

Securities Ownership

The following table discloses the dollar range of equity securities of each of the Funds beneficially owned by the portfolio managers in each of the Funds for which they are primarily responsible as of September 30, 2011:

NAME OF PORTFOLIO MANAGER	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND
Richard T. LaCoff	Corporate Fund: None Securitized Opportunities Fund: None

Mark Montgomery	Corporate Fund: None Securitized Opportunities Fund: None

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees has delegated the authority to vote proxies on behalf of the Funds that own voting securities to Sterling Capital. Proxy voting policies and procedures or summaries thereof are attached as Appendix B.

Once the Funds have been in operation for a full calendar year, you will be able to obtain information about how a Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 by visiting the SEC’s Web site at www.sec.gov or by visiting our Web site at: www.sterlingcapitalfunds.com or by contacting us in writing at Sterling Capital Funds, P.O. Box 9762, Providence, Rhode Island 02940-9762.

PORTFOLIO TRANSACTIONS

The Advisory Agreement for each Fund provides that the Adviser is responsible for selecting securities to be bought and sold, and brokers to execute those transactions. Purchases and sales of portfolio securities with respect to the Funds usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges (including purchases and sales of exchange-trade funds) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Funds, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Adviser generally seeks competitive spreads or commissions, the Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

For the fiscal year ended September 30, 2011, the Corporate Fund and Securitized Opportunities Fund did not pay brokerage commissions.

Allocation of transactions, including their frequency, to various dealers is determined by Sterling Capital in a manner deemed fair and reasonable. The major consideration in allocating brokerage business is the assurance that the best execution is being received on all transactions effected for all accounts. Brokerage may be directed to brokers because of research services provided. Brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by Sterling Capital and does not reduce the advisory fees payable to Sterling Capital. Such information may be useful to Sterling Capital in serving both Sterling Capital Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Sterling Capital in carrying out its obligations to Sterling Capital Funds.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. Sterling Capital may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by Sterling Capital under its Advisory Agreement. Any advisory or other fees paid to Sterling Capital are not reduced as a result of the receipt of research services.

In some cases Sterling Capital may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, Sterling Capital makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while Sterling Capital will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, Sterling Capital faces a potential conflict of interest, but Sterling Capital believes that its allocation procedures are reasonably designed to ensure that Sterling Capital appropriately allocates the anticipated use of such services to their research and non-research uses.

To the extent permitted by applicable rules and regulations, Sterling Capital may execute portfolio transactions on behalf of the Funds through affiliates. As required by Rule 17e-1 under the 1940 Act, the Funds have adopted procedures which provide that commissions paid to such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions. The procedures also provide that the Board of Trustees will review reports of such affiliated brokerage transactions in connection with the foregoing standard.

Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by Sterling Capital. Any such other investment company or account may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which Sterling Capital believes to be fair and equitable over time to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, Sterling Capital may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Advisory Agreement, in making investment recommendations for the Funds, Sterling Capital will provide its services in accordance with its fiduciary obligations and will manage the Fund in the best interests of the Fund.

SECURITIES OF “REGULAR BROKER-DEALERS.” The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Funds hold at the close of their most recent fiscal year. As of September 30, 2011, The Corporate Fund held debt securities of General Electric Capital Corp, J.P. Morgan Securities, Inc., Goldman Sachs & Co., Morgan Stanley & Co., Inc., U.S. Bankcorp, Citigroup Global Markets, Inc., Merrill Lynch & Co., Inc., Credit Suisse Securities (USA) LLC and Bank of America Corp. valued at $1,492,729, $1,229,575, $893,083, $823,411, $759,484, $685,573, $494,787, $379,480 and $288,990, respectively and preferred equity securities of Citigroup Global Markets, Inc. valued at $190,152. The Securitized Opportunities Fund held debt securities of J.P. Morgan Securities, Inc., Bank of America Corp., Morgan Stanley & Co., Inc., Citigroup Global Markets, Inc. and Credit Suisse Securities (USA) LLC valued at $2,360,378, $1,211,087, $416,210, $315,425 and $142,467, respectively.

GLASS-STEAGALL ACT

In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the Federal statute commonly referred to as the Glass-Steagall Act prohibits a bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the “Board”) issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the “Holding Company Act”) or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

Sterling Capital believes that it possesses the legal authority to perform the services for each Fund contemplated by the Advisory Agreement and described in the Prospectus and this SAI and has so represented in the Advisory Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict Sterling Capital from continuing to perform such services for the Funds. Depending upon the nature of any changes in the services which could be provided by Sterling Capital, the Board of Trustees of the Funds would review the Funds’ relationship with Sterling Capital and consider taking all action necessary in the circumstances.

Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of Sterling Capital or any Sub-Adviser or their affiliated and correspondent banks (the “Banks”) in connection with customer’s purchases of Shares of a Fund, the Banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Funds’ method of operations would affect its NAV per Share or result in financial losses to any customer.

ADMINISTRATOR

Sterling Capital, 434 Fayetteville Street Mall, Fifth Floor, Raleigh, North Carolina 27601, serves as the Administrator (the “Administrator”) to each Fund pursuant to an Administration Agreement dated October 1, 2010, as amended.

Under the Administration Agreement, the Administrator has agreed to maintain office facilities for the Funds, to maintain the Funds’ financial accounts and records, and to furnish the Funds statistical and research data and certain bookkeeping services, and certain other services required by the Funds. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in supervising all aspects of the Funds’ operations (other than those performed by Sterling Capital under the Advisory Agreement, those performed by U.S. Bank National Association under their custodial services agreements with the Funds, and those performed by BNY Mellon Investment Servicing under its transfer agency and blue sky service and fund accounting agreements with the Funds). Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

Under the Administration Agreement for expenses assumed and services provided as administrator, the Administrator receives a fee from the Corporate Fund and Securitized Opportunities Fund calculated at an annual rate of five one-hundredths of one percent (0.05%) of each Fund’s average net assets. The fee shall be computed daily and paid monthly. In addition to paying the Administrator the fees set forth in the Administration Agreement, the Funds shall also reimburse the Administrator for its reasonable out-of-pocket expenses, including but not limited to the travel and lodging expenses incurred by officers and employees of the Administrator in connection with attendance at Board meetings.

Alternatively, the Funds may pay a fee as may from time to time be agreed upon in writing by Sterling Capital Funds and the Administrator. A fee agreed to in writing from time to time by the Funds and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund’s expenses and increase the net income of such Fund during the period when such lower fee is in effect.

For its services as administrator and expenses assumed pursuant to the Administration Agreement, the Administrator received the following fees (“Paid” indicates gross administration fees and “Waived” are fees waived from gross administration fees and/or reimbursed directly to the Fund):

FISCAL YEAR ENDED

	SEPTEMBER 30, 2011
	PAID	ADDITIONAL AMOUNT WAIVED
Corporate Fund	$3,372	$0
Securitized Opportunities Fund	$3,789	$0

The Administration Agreement shall, unless sooner terminated as provided in the Administration Agreement (described below), continue for a period of three years (the “Initial Term”). Thereafter, the Administration Agreement shall be renewed automatically for successive one year terms (the “Renewal Terms”), unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the Initial Term or the then-current Renewal Term. The Administration Agreement is also terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement or for cause (as defined in the Administration Agreement) on not less than 60 days written notice by the party alleging cause.

The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder, except as otherwise provided by applicable law.

SUB-ADMINISTRATOR

BNY Mellon Investment Servicing (the “Sub-Administrator”), 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as sub-administrator to the Funds pursuant to a Sub-Administration Services Agreement dated December 18, 2006, as amended, and effective with respect to the Funds as of June 29, 2011 (the “Sub-Administration Agreement”). Under the Sub-Administration Agreement, the Sub-Administrator has agreed to assume many of the Administrator's duties, for which BNY Mellon Investment Servicing receives a fee, paid by the Administrator, that is calculated based upon each portfolio of the Funds’ average net assets as well as the average net assets of the Sterling Capital Variable Insurance Funds. The fee shall be calculated at the annual rate of 0.0395% applicable to the first $3.5 billion of average net assets, at the annual rate of 0.0240% applicable to the next $1 billion of average net assets, at the annual rate of 0.019% applicable to the next $1.5 billion of average net assets, and at the annual rate of 0.01% applicable to net assets in excess of $6 billion.

UNDERWRITER

Sterling Capital Distributors, Inc. (the “Distributor”), 760 Moore Road, King of Prussia, PA 19406, serves as principal underwriter to each Fund pursuant to an Underwriting Agreement effective as of June 29, 2011 (the “Underwriting Agreement”). The Underwriting Agreement provides that, unless sooner terminated it will continue in effect for continuous one-year periods if such continuance is approved at least annually (i) by the Funds’ Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds or Fund subject to such Underwriting Agreement, and (ii) by the vote of a majority of the Trustees of the Funds who are not parties to such Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to such Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

EXPENSES

Sterling Capital bears all expenses in connection with the performance of its services as Adviser and Administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Fund. Each Fund bears the following expenses relating to its operations: taxes, interest, any brokerage fees and commissions, fees and travel expenses of the Trustees and Officers of the Funds, SEC fees, state securities qualification and renewal fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, amortized organizational expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and the transfer agent, fees and out-of-pocket expenses for fund accounting services, expenses incurred for pricing securities owned by a Fund, certain insurance premiums, costs of maintenance of a Fund’s existence, costs and expenses of shareholders’ and Trustees’ reports and meetings, and any extraordinary expenses incurred in its operation. As a general matter, expenses are allocated to each share class of a Fund on the basis of the relative NAV of each class.

CUSTODIAN

U.S. Bank, National Association, 425 Walnut Street, M.L. CN-OH-W6TC, Cincinnati, OH 45202, serves as the Custodian to the Funds.

TRANSFER AGENT AND FUND ACCOUNTING SERVICES

BNY Mellon Investment Servicing, 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as transfer agent to the Funds pursuant to a Transfer Agency and Blue Sky Services Agreement. BNY Mellon Investment Servicing receives a fee based on the type of services provided to the Fund as agreed upon by the Funds and BNY Mellon Investment Servicing.

BNY Mellon Investment Servicing also provides fund accounting services to the Funds pursuant to a Fund Accounting Agreement. For its services, BNY Mellon Investment Servicing receives a fee from the Fund at the annual rate of 0.01% of such Fund’s average daily net assets.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP (“KPMG”) has been selected as the independent registered public accounting firm. KPMG’s address is 1601 Market Street, Philadelphia, PA 19103.

LEGAL COUNSEL

Ropes & Gray LLP, One Metro Center, 700 12th St., N.W., Suite 900, Washington, DC 20005-3948 are counsel to the Funds.

ADDITIONAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

Sterling Capital Funds was organized as a Massachusetts business trust by the Agreement and Declaration of Trust, dated October 1, 1987, under the name “Shelf Registration Trust IV.” A copy of Sterling Capital Funds’ Amended and Restated Agreement and Declaration of Trust dated February 1, 2011 (the “Declaration of Trust”) is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest. Sterling Capital Funds presently has twenty-five series of Shares offered to the public which represent interests in the Select Equity Fund, Mid Value Fund, Special Opportunities Fund, Equity Income Fund, Short-Term Bond Fund, Intermediate U.S. Government Fund, Total Return Bond Fund, Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, West Virginia Intermediate Tax-Free Fund, National Tax-Free Money Market Fund, Prime Money Market Fund, U.S. Treasury Money Market Fund, Strategic Allocation Conservative Fund, Strategic Allocation Balanced Fund, Strategic Allocation Growth Fund, Strategic Allocation Equity Fund, Equity Index Fund, Small Value Fund, International Index Fund (have separate prospectuses and SAIs), Corporate Fund and Securitized Opportunities Fund, respectively. The Funds’ Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of Sterling Capital Funds into one or more additional series.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this SAI, the Funds’ Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

Shares of the Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon, and (iii) only the holders of Class A, Class B and Class C Shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class.

As used in this SAI, a “vote of a majority of the outstanding Shares” of the Funds or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of Sterling Capital Funds or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of Sterling Capital Funds or such Fund.

SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Funds. However, the Funds’ Declaration of Trust disclaims shareholder liability for acts or obligations of the Funds and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the Funds or the Trustees. The Declaration of Trust provides for indemnification out of a Fund’s property for all loss and expense of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

The Agreement and Declaration of Trust states further that no Trustee, officer or agent of the Funds shall be personally liable in connection with the administration or preservation of the assets of the Funds or the conduct of the Funds’ business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Agreement and Declaration of Trust also provides that all persons having any claim against the Trustees or the Funds shall look solely to the assets of the Funds for payment.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies and procedures governing disclosure of information regarding portfolio holdings. Such information may be made available to third parties in the following circumstances:

•	After it has been made public through a filing with the SEC;

•	In marketing or other materials, provided that the information regarding portfolio holdings disclosed in the materials is at least fifteen (15) days old; or

•

When (i) the Funds have a legitimate business purpose for doing so; (ii) the disclosure is in the best interests of the Funds and their shareholders*; and (iii) the recipients are subject to a confidentiality agreement, including a duty not to trade on the non-public information, or the Funds’ Chief Executive Officer or Chief Financial Officer have determined that the policies of the recipient are adequate to protect the information that is disclosed and the entity is subject to a duty of confidentiality under the federal securities laws. Such disclosures shall be authorized by the Funds’ Chief Executive Officer or Chief Financial Officer and shall be reported to the Boards of Trustees at their next scheduled meeting.

*	In determining whether disclosure is in the best interests of the Funds and their shareholders, the Funds’ Chief Executive Officer or Chief Financial Officer shall consider whether any potential conflicts exist between the interests of Fund shareholders, on the one hand, and those of the Funds' investment adviser, or its principal underwriter, on the other.

Disclosure to the Funds’ Service Providers

The Funds may provide information to their service providers regarding the Funds’ portfolio holdings that have not been included in a filing with the Securities and Exchange Commission (“SEC”) where relevant to duties to be performed for the Funds. Such service providers include, but are not limited to, fund accountants, administrators, sub-administrators, investment advisers, rating agencies, custodians, proxy voting service providers, independent public accountants and attorneys. The Funds' service providers are prohibited, by explicit agreement or by virtue of their duties to the Funds, from disclosing to other third parties material non-public information about the Funds' portfolio holdings, trading strategies implemented or to be implemented, or pending transactions. In instances in which non-public information is disclosed to third parties, the entity receiving the non-public information is subject to a duty of confidentiality under the federal securities laws, including a duty not to trade on the non-public information.

Specific instances in which selective disclosure may be appropriate include, without limitation, disclosure to the Trustees of or service providers to the Funds who have a reasonable need of that information to perform their services for the Funds, including, but not limited to, the Adviser/Administrator; M2 Marketing; Ropes & Gray LLP, attorneys for the Funds, and other attorneys for the Funds who may provide services from time to time; KPMG LLP, the Funds’ independent registered public accounting firm; U.S. Bank, N.A., the Funds’ custodian; BNY Mellon Investment Servicing, the Funds’ transfer agent, fund accountant and sub-administrator; Broadridge, the Funds’ proxy voting service provider; and R.R. Donnelley + Sons Company, the Funds’ financial printer.

Other than the arrangements discussed above, the Funds do not have in place any ongoing arrangements to provide information regarding portfolio holdings to any person. In no event shall such information be disclosed for compensation.

MISCELLANEOUS

Sterling Capital Funds may include information in its Annual Reports and Semi-Annual Reports to shareholders that (1) describes general economic trends, (2) describes general trends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for one or more of the Funds within Sterling Capital Funds, or (4) describes investment management strategies for such Funds. Such information is provided to inform shareholders of the activities of Sterling Capital Funds for the most recent fiscal year or half-year and to provide the views of the Adviser and/or Sterling Capital Funds officers regarding expected trends and strategies.

Sterling Capital Funds is registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Funds.

The following table indicates the name, address, and percentage of ownership of each person who owns of record or is known by the Trust to own beneficially 5% or more of any Class of a Fund’s outstanding shares as of January 4, 2012:

FUND/CLASS	PERCENT OF THE CLASS TOTAL ASSETS HELD BY THE SHAREHOLDER
CORPORATE FUND CLASS S
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINCL ATTN MUTUAL FUNDS DPT 5TH FLOOR NEW YORK NY 10281	83.6065%
SECURITIZED OPPORTUNITIES FUND CL S
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 200 LIBERTY STREET ONE WORLD FINCL ATTN MUTUAL FUNDS DPT 5TH FLOOR NEW YORK NY 10281	99.9971%

As of January 23, 2012, Branch Banking & Trust Company and its affiliates possessed, on behalf of its underlying accounts 16.03% of voting or investment power with respect to the Corporate Fund.

The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

FINANCIAL STATEMENTS

Audited Financial Statements as of September 30, 2011 are incorporated by reference to the Annual Report to Shareholders, dated as of September 30, 2011, which has been previously sent to shareholders of each Fund pursuant to the 1940 Act and previously filed with the SEC. A copy of the Annual Report and the Funds’ next Semi-Annual Report may be obtained without charge by contacting Sterling Capital Funds at P.O. Box 9762, Providence, Rhode Island 02940-9762 or by telephoning toll-free at 1-800-228-1872.

APPENDIX A

The nationally recognized statistical rating organizations (individually, an “NRSRO”) that may be utilized by the Funds with regard to portfolio investments for the Funds include, but are not limited to, Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”), Fitch, Inc. (“Fitch”), Dominion Bond Ratings Services (“DBRS”), Japan Credit Rating Agency, Ltd. (“JCR”), A.M. Best Company, Inc. (“Best’s”), and Rating and Investment Information, Inc. (“R&I”). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO’s ratings are as of the date of this SAI, and may subsequently change.

LONG - TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

Description of the six highest long-term obligation ratings by Moody’s (Moody’s applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security’s ranking within the category. The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates a ranking in the lower end of that generic rating category.):

Aaa	Bonds which are rated “Aaa” are judged to be of the highest quality with minimal credit risk.

Aa	Bonds which are rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A	Bonds which are rated “A” are considered upper-medium-grade obligations and are subject to very low credit risk.

Baa	Bonds which are rated “Baa” are subject to moderate credit risk. They are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured) and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Description of the six highest long-term issue credit ratings by S&P (S&P may apply a plus (+) or minus (-) sign to a particular rating classification to show relative standing within that classification.):

AAA	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated “AA” differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

Description of the six highest international long-term credit ratings by Fitch (Fitch may apply a plus (+) or minus (-) sign to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” rating category.):

AAA	Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	Very high credit quality. “AA” ratings denote expectation of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB	Good credit quality. “BBB” ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB	Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B	Highly speculative.

•

For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘RR1’ (outstanding).

Description of the six highest long-term debt rating categories by DBRS (“High” and “low” grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. “High” and “low” grades are not used for the AAA category.):

AAA	Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a credible track record of superior performance. Given the extremely high standards that DBRS has set for this category, few entities are able to achieve an “AAA” rating.

AA	Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from long-term debt rated “AAA” only to a small degree. Given the extremely restrictive definitions which DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

A	Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of “AA” rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated companies.

BBB	Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

BB	Long-term debt rated BB is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

B	Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

Description of the six highest long-term debt ratings by JCR (A plus (+) or minus (-) sign may be added to certain rating symbols (including “AA” and “A”) to indicate relative standing within each of those rating categories.):

AAA	The highest level of capacity of the obligor to honor its financial commitment on the obligation.

AA	A very high level of capacity to honor the financial commitment on the obligation.

A	A high level of capacity to honor the financial commitment on the obligation.

BBB	An adequate level of capacity to honor the financial commitment on the obligation. However, this capacity is more likely to diminish in the future than in the cases of the higher rating categories.

BB	Although the level of capacity to honor the financial commitment on the obligation is not considered problematic at present, this capacity may not persist in the future.

B	A low level of capacity to honor the financial commitment on the obligation, having cause for concern.

Description of the six highest long-term debt ratings by Best’s (Certain ratings (including “aa” and “a”) may be enhanced with a plus (+) or minus (-) sign to indicate whether credit quality is near the top or bottom of a category. A rating can also be assigned an Under Reviewer modifier (“u”) that generally is event-driven and indicates that the company’s rating opinion is under review and may be subject to near-term change. Ratings prefixed with an (“i”) denote indicative ratings. Issuer Credit Ratings may also be assigned a Public Data modifier (“pd”) which indicates that a company does not subscribe to Best's interactive rating process ):

aaa	Exceptional. Assigned to issues, where the issuer has, in Best’s opinion, an exceptional ability to meet the terms of the obligation.

aa	Very Strong. Assigned to issues, where the issuer has, in Best’s opinion, a very strong ability to meet the terms of obligation.

a	Strong. Assigned to issues, where the issuer has, in Best’s opinion, a strong ability to meet the terms of the obligation.

bbb	Adequate. Assigned to issues, where the issuer has, in Best’s opinion, an adequate ability to meet the terms of the obligation; however, the issue is more susceptible to changes in economic or other conditions.

bb	Speculative. Assigned to issues, where the issuer has, in Best’s opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes.

b	Very speculative. Assigned to issues, where the issuer has, in Best’s opinion, very speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.

Description of the six highest long-term debt ratings by R&I (Plus (+) and minus (-) signs may be added to ratings symbols within a range from AA to CCC (which is not shown below) to indicate their relative standing within each category):

AAA	The highest credit quality. It is also accompanied by many other excellent factors.

AA	The credit quality is very high. It is also accompanied by excellent factors.

A	The credit quality is high. It is also accompanied by some excellent factors.

BBB	The credit quality is satisfactory, but there are factors that may be vulnerable to environmental changes.

BB	No urgent problem in the credit quality, but there are factors that are vulnerable to environmental changes and require full attention.

B	The credit quality has some problems, and there are factors that require a constant attention.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody’s description of its short-term debt ratings:

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay of short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P’s description of its six highest short-term issue credit ratings:

A-1	A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated “'B” is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2”, and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B-1	A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2	A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

Description of the six highest international short-term credit ratings by Fitch (Fitch may apply a plus (+) or minus (-) sign to a rating to denote relative status within major rating categories. Such suffixes are not added to short-term ratings other than “F1”.):

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.

DBRS’ description of its six highest short-term debt ratings:

R-1	(high) Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

R-1	(middle) Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from R-1 (high) credits by only a small degree. Given the extremely tough definition which DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

R-1	(low) Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2	(high) Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt and profitability ratios is not as strong as credits rated in the “R-1 (low)” category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

R-2	(middle) Short-term debt rated R-2 (middle) is considered to be of adequate credit quality. Relative to the R-2 (high) category, entities rated R-2 (middle) typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

R-2	(low) Short-term debt rated R-2 (low) is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an R-2 (middle) credit. However, R-2 (low) ratings still display a level of credit strength that allows for a higher rating than the R-3 category, with this distinction often reflecting the issuer's liquidity profile.

JCR’s description of its short-term debt ratings:

J-1	The highest level of capacity of the obligor to honor its short-term financial commitment on the obligation. Within this rating category, obligations for which the capacity is particularly high are indicated by the symbol “J-1+.”

J-2	The high level of capacity to honor the short-term financial commitment on the obligation, but slightly less than for category “J-1.”

J-3	An adequate level of capacity of the obligor to honor the short-term financial commitment on the obligation, but susceptible to adverse changes in circumstances.

NJ	The capacity of the obligor to honor the short-term financial commitment on the obligation is less than for the upper-ranking categories.

D	In default.

Best’s description of its six highest short-term debt ratings (A rating can also be assigned an Under Reviewer modifier (“u”) that generally is event-driven and indicates that the company's rating opinion is under review and Best’s Rating may be subject to near-term change. Ratings prefixed with an “i” denote indicative ratings.):

AMB-1+	Strongest. Assigned to issuers, where the issuer has, in Best’s opinion, the strongest ability to repay short-term debt obligations.

AMB-1	Outstanding. Assigned to issuers, where the issuer has, in Best’s opinion, an outstanding ability to repay short-term debt obligations.

AMB-2	Satisfactory. Assigned to issuers, where the issuer has, in Best’s opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3	Adequate. Assigned to issues, where the issuer has, in Best’s opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

AMB-4	Speculative. Assigned to issues, where the issuer has, in Best’s opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company's ability to meet its commitments on short-term debt obligations.

d	In Default. In default on payment of principal, interest, or other terms and conditions. The rating is also utilized when a bankruptcy petition, or similar action, has been filed.

R&I’s description of its short-term debt ratings (The plus sign (+) may be added to ratings in the “a-1” rating to indicate an especially high degree of certainty regarding the repayment of short-term financial obligations):

a-1	A superior degree of certainty regarding the repayment of short-term financial obligation.

a-2	A strong degree of certainty regarding the repayment of short-term financial obligation, but there are some vulnerable factors compared to the rating of the upper grade.

a-3	An adequate degree of certainty regarding the repayment of short-term financial obligation, but there are factors that are vulnerable to environmental changes.

b	The degree of certainty regarding the repayment of short-term financial obligation is not equal to “a-rated” obligations, and there are concerning factors over the repayment.

c	The lowest rating. The repayment of short-term financial obligation is in default, or the possibility of default is extremely high.

SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS

Moody’s description of its two highest short-term loan/municipal note ratings:

MIG1/VMIG 1	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG2/VMIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

STERLING CAPITAL MANAGEMENT COMPLIANCE MANUAL	Section X Rev. 2/2007; 11/2007; 02/2008; 1/2009; 3/3/2010; 8/18/2010; 1/19/2011; 7/2011; 1/2012

PROXY VOTING BY INVESTMENT ADVISERS, Rule 206(4)-6

SUMMARY OF REQUIREMENTS

On January 31, 2003, the U.S. Securities and Exchange Commission adopted a new rule and rule amendments under the Investment Advisers Act of 1940 that address an investment adviser’s fiduciary obligation to its clients when the advisor has authority to vote their proxies.

Proxy Voting Policies and Procedures

Under Rule 206(4)-6, each registered adviser that exercises proxy voting authority over client securities is required to:

•

Adopt and implement written policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of its clients. The procedures must describe how the adviser addresses material conflicts that may arise between the interests of the adviser and its clients.

•	Disclose to clients how they may obtain information from the adviser about how the adviser voted their proxies; and

•	Describe their proxy voting policies and procedures to clients (on Form ADV or elsewhere) and, upon request, furnish a copy of the policies and procedures to the requesting client.

Recordkeeping - Rule 206(4)-6 and Rule 204-2 (The following documents must be maintained.)

•	The proxy voting policies and procedures.

•	Copies of proxy statements the adviser received for client securities. An adviser also can rely on the SEC’s EDGAR system to obtain a copy of the proxy.

•	A record of each vote the adviser cast on behalf of a client.

•	A copy of any document the adviser created that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision.

•

A copy of each written client request for information on how the adviser voted proxies on behalf of the client, and a copy of any written response by the adviser to any (written or oral) client request for that information on behalf of the requesting client.

•	Proxy voting books and records should be maintained in an easily accessible place for a period of five years, the first two years in an appropriate office of the adviser.

Mutual funds and other registered management investment companies are required to disclose each year how they vote proxies relating to portfolio securities they hold. No later than August 31st of each year, a mutual fund must file with the SEC a report known as Form N-PX, containing the fund’s proxy voting record for the most recent 12-month period ended June 30th. The proxy rules are contained in the SEC release available at http://www.sec.gov/rules/final/ia-2106.htm.

I.	PROXY VOTING PROCEDURES

A.	New Account Information

The Senior Client Service Coordinator directs “new client” setup and communicates client instructions with the OPS/Proxy Administrator. The Coordinator delegates and oversees the delivery of the ADV Part II which describes Sterling’s proxy policies and procedures, and how to obtain information on how Sterling voted the clients’ proxies, as well as an offer to clients to provide the proxy policies and procedures upon written request.

B.	Instructions to Bank/Broker Custodians

The Wrap Trader is responsible for setting up ProxyEdge for the wrap accounts and the OPS/Portfolio Administrator is responsible for the non-wrap portfolios. The custodian bank/broker is notified that all proxy voting materials should be forwarded to Sterling upon receipt unless client has other instructions. This notification typically occurs at the time the account is opened at the custodian.

C.	Administrative Responsibilities for Proxy Voting

The Operation Manager delegates and oversees the proxy voting process to a person or pool of persons, known as Proxy Administrators, who in turn process and vote all proxies. Proxy materials are forwarded to Sterling’s third party proxy service provider, Broadridge. The Proxy Administrator is responsible for checking with Broadridge for upcoming votes. The Operation Manager has ultimate responsibility for overseeing the processing and recordkeeping of the proxy voting.

(1)	Upon notification of an upcoming vote, the Proxy Administrator will create a file with the Portfolio Company name and meeting date on the tab. All proxies and related materials for this particular Portfolio Company will then be placed in this file until ready to be voted on.

(2)	The Proxy Administrator will look to see if the Portfolio Company is listed on the “Business Relationship List,” which is a listing of all companies with whom Sterling has a client or supplier relationship. (The firm’s Controller maintains the relationship list.) If the Portfolio Company is not listed on the Business Relationship List, then steps (3)-(8) below in this Section C are to be executed. If the Portfolio Company is listed on the Business Relationship List, then the Proxy Administrator will execute the process provided in Section D (Treatment of Sterling’s Conflicts of Interest) and steps (3)-(8) below in this Section C will not be executed.

The Proxy Administrator will then forward a copy of the proxy and an annual report to the appropriate member of the Proxy Committee for instructions, with a request to return by a specific date, along with the “Broadridge Proxy Ballot” to indicate votes. It will continue to be the Proxy Administrator’s responsibility to make sure all proxies are voted on time.

(3)	When the Proxy Committee member completes his/her review of the proxy statement, he/she will complete a “Broadridge Proxy Ballot” which instructs how to vote and briefly identifies reasons for voting against management, if applicable. This ballot will be given to the Proxy Administrator who will then vote the proxy.

(4)	Each proxy is then cross-referenced by the Proxy Administrator to make sure the shares we are voting on are the actual shares we own for that client.

(5)	All proxies received from the same company for all clients will be voted as the original without review by the Proxy Committee member unless specific client circumstances require otherwise.

(6)	After the proxy is voted, all Proxy Instruction Forms will be maintained in a separate file.

(7)	The Compliance Officer (or a designee) will review the voting records and verify that shares owned are voted.

(8)	Copies of each proxy are kept in the above mentioned folder along with a copy of the annual report, the Broadridge Proxy Ballot, and other notes related to each company vote.

Annual Form N-PX filings informing fund shareholders how Sterling voted proxies of the shareholder’s fund(s) for the 12-month period ended June 30th are filed with the SEC no later than August 31st of each year.

D.	Treatment of Sterling’s Conflicts of Interest

Occasionally, Sterling may have a material business relationship with a Portfolio Company that could create a conflict of interest with respect to the voting of a proxy for such Portfolio Company. The following procedures are designed to relinquish the proxy voting responsibility to our clients in the event that such potential conflicts of interest arise in a particular proxy vote.

(1)	As noted in Section C (Administrative Responsibilities for Proxy Voting), upon receipt of proxy materials, the Proxy Administrator will determine if the Portfolio Company is listed on the Business Relationship List. If the Portfolio Company is listed on the Business Relationship List, then the Proxy Administrator will execute the process provided in steps (2)-(4) below in this Section D.

(2)	After determining that a Portfolio Company is listed on the Business Relationship List, the Proxy Administrator will give the proxy materials to the designated Equity Analyst who will determine if the proxy should be voted by our clients. If (1) the relationship is not material or (2) if the issue to be voted on is not a “case-by-case” issue then the Equity Analyst will return the proxy materials to the Proxy Administrator, who will then follow the normal proxy voting procedures in Section C (Administrative Responsibilities for Proxy Voting), steps (3)-(8).

(3)	If (1) the relationship is material and (2) if the issue to be voted on is a “case-by-case” issue as provided in Part III of this document (Proxy Voting Guidelines), then the Equity Analyst will return the proxy materials to the Proxy Administrator, who will then mail the proxy ballot to each client, along with a cover letter explaining the conflict of interest situation. The client will then vote its own proxy ballot and Sterling will not have any involvement in the voting of that ballot. The Proxy Administrator will make an entry in the proxy voting database that indicates that the particular proxy ballot in question was voted by the client due to a conflict of interest with a Sterling business relationship.

(4)	For purposes of determining materiality, a relationship is “material” if it represents at least 1% of Sterling’s revenues in the case of a client relationship and at least 1% of Sterling’s expenses in the case of a supplier relationship.

E.	Treatment of Personal Conflicts of Interest

From time to time, individuals on the Proxy Committee may have personal relationships with people connected to the Portfolio Company, including (a) individual members of the board of directors, (b) candidates for the board of directors, (c) proponents of proxy proposals, and (d) participants in proxy contests. Such relationships could create a conflict of interest with respect to the voting of a proxy. The following procedures are designed to hand over the proxy voting responsibility to a different member of the Proxy Committee in the event that such conflicts of interest arise in a particular proxy vote.

(1)	Upon receiving proxy materials from the Proxy Administrator, the member of the Proxy Committee who receives such materials shall determine whether a personal relationship exists between such member and the following people connected with the Portfolio Company: (a) individual members of the board of directors, (b) candidates for the board of directors, (c) proponents of proxy proposals, and (d) participants in proxy contests. In the event that such a personal relationship exists, the Proxy Committee member will return the proxy materials to the designated Equity Analyst who will deliver the materials to a different Proxy Committee member for voting.

II.	THE PROXY COMMITTEE

The Proxy Committee has ultimate responsibility and oversight of Sterling’s proxy policies and procedures. The Committee has delegated the responsibility of overseeing the proxy voting process and recordkeeping to the Operations Manager. The firm’s Controller is responsible for maintaining the Business Relationship List. Sterling’s proxy voting guidelines are reviewed at least annually by the Proxy Committee.

III.	PROXY VOTING GUIDELINES

Sterling votes proxies for securities that are traded on U.S. Exchanges. Sterling has adopted and implemented written proxy policies and procedures reasonably designed to ensure that proxies are voted solely in the interests of plan participants and beneficiaries and for the exclusive purpose of providing economic benefits to them. The policy includes procedures to resolve material conflicts of interests that may arise between Sterling and its clients. The voting guidelines provide a general framework for voting recurring proposals while unique proposals are reviewed case-by-case. In general, Sterling votes “for” those proposals that more closely link the fortunes of employees and management to the performance of the corporation’s stock and/or aid in accountability to shareholders. Proxy proposals that serve to entrench management or reduce management’s accountability to shareholders are typically voted “against”. Clients may obtain a copy of Sterling’s proxy policies and procedures and/or a report summarizing how the client’s securities were voted by contacting Chief Compliance Officer, Clint Ward at scmcompliance@sterling-capital.com.

Sterling’s Proxy Committee adopted Glass Lewis Proxy Guidelines, effective 1/1/2011. The Guidelines assist the members of the Sterling’s Proxy Committee in evaluating relevant facts and circumstances which will enable Sterling to vote in a manner consistent with its fiduciary responsibility.

PROXY VOTING FOR STERLING’S QUANTITATIVE PORTFOLIOS

Sterling manages its quantitative portfolios utilizing models that hold approximately 300-400 securities. Due the size of the assets, Sterling considers the proxy votes for the securities held in these portfolios to be of de minimus value. Given the cost in voting proxies for such a large number of holdings, Sterling believes the cost of voting these proxies outweighs any benefit or value that could be derived from voting. Therefore, Sterling does not vote proxies for securities held in the quantitative portfolios.

PROXY VOTING FOR LEGACY BB&T ASSET MANAGEMNT ACCOUNTS

Sterling will continue to delegate proxy voting services to Institutional Shareholder Services (“ISS”), a division of Risk Metrics Group, for legacy BB&T Asset Management (“BB&T AM) accounts until the current contract with ISS expires. At contract termination, all accounts will be voted according to the procedures stated above. ISS assists Sterling by monitoring proxies issued to clients, make vote recommendations, submit proxies in a timely matter and maintain the voting records.

For those clients who have delegated voting authority to Sterling, the client’s custodian will be notified to route all proxy related material to ISS to vote the proxies in accordance with ISS’s standard guidelines. Although Sterling relies on ISS’s voting policies, Sterling reserves the right to reject any given recommendation if it is in the best interest of the client.

PROXY VOTING FOR FEEDER FUNDS

In addition, whenever a Sterling Capital Fund that is a feeder fund in a master-feeder arrangement (e.g., Sterling Capital Equity Index Fund) is requested to vote on a matter with respect to the master fund, such feeder fund will either seek instructions from its shareholders with regard to the voting of proxies with respect to the master fund’s securities and vote such proxies only in accordance with such instructions, or vote the shares held by it in the same proportion as votes the master fund receives from other feeder funds.

PROXY VOTING FOR NEW/TRANSFER-IN-KIND/WRAP ACCOUNTS

When Sterling takes over management of a portfolio, the existing securities in the portfolio are sold. However, if the client was a shareholder of record on the execution date, Sterling may receive proxies for these securities. In these instances, Sterling may not vote such proxies. Proxies for companies that are no longer held in a client’s portfolio have no economic value. Sterling feels that the cost of voting these proxies outweighs any possible benefit to the client.

SECURITIES LENDING BY CLIENT

If a client lends securities, Sterling will vote the securities’ shares as reported to Broadridge by the client’s custodian.

PART C. OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Amended and Restated Agreement and Declaration of Trust dated February 1, 2011 is incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2011).

(b)(1)	Amended and Restated Bylaws dated April 23, 2007 are incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on Form N-1A (filed April 27, 2007).

(c)(1)	Article III; Article V; Article VIII, Section 4; and Article IX, Sections 1, 4, 5, and 7 of the Amended and Restated Agreement and Declaration of Trust are incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2011).

(2)	Article 9; Article 10, Section 6; and Article 11 of the By-laws responsive to this item are incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on Form N-1A (filed April 27, 2007).

(d)(1)	Investment Advisory Agreement between the Registrant and Sterling Capital Management LLC dated October 1, 2010, including Schedule A, is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(i) Amendment to Investment Advisory Agreement dated June 29, 2011 is incorporated by reference to Exhibit (d)(1)(i) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(ii) Amendment to Investment Advisory Agreement dated November 18, 2011 is incorporated by reference to Exhibit (d)(1)(ii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(2)	Sub-Advisory Agreement between Sterling Capital Management LLC and Scott & Stringfellow, LLC, dated October 1, 2010, including Schedule A is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(3)	Sub-Advisory Agreement between Sterling Capital Management LLC and BlackRock Advisors, LLC dated October 3, 2011, including Schedule A, is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No.77 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2011).

(e) (1)	Underwriting Agreement among the Registrant, Sterling Capital Management LLC and Sterling Capital Distributors, Inc. dated April 23, 2007 is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(i)	Amended and Restated Exhibit A to Underwriting Agreement dated February 1, 2010 is incorporated by reference to Exhibit (e)(1)(i) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(ii)	Amended and Restated Underwriting Agreement among Registrant, Sterling Capital Management LLC and Sterling Capital Distributors, Inc. effective July 1, 2010 is incorporated by reference to Exhibit (e)(1)(ii) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(iii)	Amended and Restated Underwriting Agreement among Registrant, Sterling Capital Management LLC and Sterling Capital Distributors, Inc. effective October 1, 2010 is incorporated by reference to Exhibit (e)(1)(iii) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(iv)	Amendment to Underwriting Agreement dated June 29, 2011 is incorporated by reference to Exhibit (e)(1)(iv) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(v)	Form of Amendment to Underwriting Agreement is incorporated by reference to Exhibit (e)(1)(v) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(f)	Not applicable.

(g) (1)	Form of Custody Agreement between the Registrant and State Street Bank and Trust Company (formerly, Investor’s Bank & Trust Company) is incorporated by reference to Exhibit (f)(5) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (filed November 17, 2000).

(i) Form of Amendment to the Custody Agreement is incorporated by reference to Exhibit (g)(1)(i) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(2)	Custody Agreement between the Registrant and U.S. Bank N.A. dated August 31, 2006 is incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (filed December 18, 2006).

(i)	Revised Exhibit C to Custody Agreement is incorporated by reference to Exhibit (g)(2)(i) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (filed January 31, 2007).

(ii)	Amendment to the Custody Agreement dated December 2, 2008 is incorporated by reference to Exhibit (g)(2)(ii) to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (filed January 28, 2009).

(iii)	Amendment to the Custody Agreement dated February 1, 2010 is incorporated by reference to Exhibit (g)(2)(iii) to Post-Effective Amendment No. 66 to the Registration Statement of the Registrant on Form N-1A (filed April 29, 2010).

(iv)	Amendment to the Custody Agreement dated May 1, 2010, including Schedule D, is incorporated by reference to Exhibit (g)(2)(iv) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(v)	Amendment to the Custody Agreement dated October 1, 2010 is incorporated by reference to Exhibit (g)(2)(v) to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2011).

(vi)	Amendment to the Custody Agreement dated February 1, 2011 is incorporated by reference to Exhibit (g)(2)(vi) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(vii)	Amendment to the Custody Agreement dated June 29, 2011 is incorporated by reference to Exhibit (g)(2)(vii) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(h) (1)	Administration Agreement between the Registrant and Sterling Capital Management LLC dated October 1, 2010 is incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(i)	Amendment to Administration Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(1)(i) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(ii)	Amendment to Administration Agreement dated November 18, 2011 is incorporated by reference to Exhibit (h)(1)(ii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(2)	License Agreement between the Registrant and Branch Banking and Trust Company is incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

(3)	Sub-Administration Services Agreement between Sterling Capital Management LLC and BNY Mellon Investment Servicing (US) Inc. dated December 18, 2006 is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(i)	Amendment to Sub-Administration Services Agreement dated January 1, 2010 is incorporated by reference to Exhibit (h)(3)(i) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(ii)	Amended and Restated Exhibit A to Sub-Administration Services Agreement dated February 1, 2010 is incorporated by reference to Exhibit (h)(3)(ii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(iii)	Amendment to Sub-Administration Services Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(3)(iii) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(iv)	Form of Amendment to Sub-Administration Services Agreement is incorporated by reference to Exhibit (h)(3)(iv) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(4)	Transfer Agency and Blue Sky Services Agreement between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. dated December 18, 2006 is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(i)	Amendment to Transfer Agency and Blue Sky Services Agreement dated April 23, 2007 is incorporated by reference to Exhibit (h)(5)(i) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(ii)	Red Flag Services Amendment to Transfer Agency and Blue Sky Services Agreement dated May 1, 2009 is incorporated by reference to Exhibit (h)(4)(iii) to Post-Effective Amendment No. 62 to the Registration Statement of the Registrant on Form N-1A (filed April 30, 2009).

(iii)	AlbridgeCentral Amendment to Transfer Agency and Blue Sky Services Agreement dated September 1, 2009 is incorporated by reference to Exhibit (h)(4)(iii) to Post-Effective Amendment No. 63 to the Registration Statement of the Registrant on Form N-1A (filed November 25, 2009).

(iv)	Amendment to Transfer Agency and Blue Sky Services Agreement dated January 1, 2010 is incorporated by reference to Exhibit No. (h)(4)(iv) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(v)	Amended and Restated Exhibit A to Transfer Agency and Blue Sky Services Agreement dated February 1, 2010 is incorporated by reference to Exhibit No. (h)(4)(v) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(vi)	Amendment to Transfer Agency and Blue Sky Services Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(4)(vi) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(vii)	Form of Amendment to Transfer Agency and Blue Sky Services Agreement is incorporated by reference to Exhibit (h)(4)(vii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(5)	Accounting Services Agreement between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. dated December 18, 2006 is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(i)	Fair Value Services Amendment to Accounting Services Agreement dated May 8, 2007 is incorporated by reference to Exhibit No. (h)(6)(i) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(ii)	Amendment to Accounting Services Agreement dated January 1, 2010 is incorporated by reference to Exhibit No. (h)(5)(ii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(iii)	Amended and Restated Exhibit A to Accounting Services Agreement dated February 1, 2010 is incorporated by reference to Exhibit No. (h)(5)(iii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(iv)	Typesetting Services Amendment to Accounting Services Agreement dated September 15, 2010 is incorporated by reference to Exhibit No. (h)(5)(iv) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(v)	Money Market Fund Services Amendment to Accounting Services Agreement dated December 1, 2010 is incorporated by reference to Exhibit No. (h)(5)(v) to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2011).

(vi)	Amendment to Accounting Services Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(5)(vi) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(6)	Compliance Support Services Agreement between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. dated December 18, 2006 is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(i)	Amendment to Compliance Support Services Agreement dated January 1, 2010 is incorporated by reference to Exhibit No. (h)(6)(i) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(ii)	Amended and Restated Exhibit B to Compliance Support Services Agreement dated February 1, 2010 is incorporated by reference to Exhibit No. (h)(6)(ii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(iii)	Amendment to Compliance Support Services Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(6)(iii) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(iv)	Form of Amendment to Compliance Support Services Agreement is incorporated by reference to Exhibit (h)(6)(iv) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(v)	Form of Amended and Restated Exhibit A to Compliance Support Services Agreement is incorporated by reference to Exhibit (h)(6)(v) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(7)	Third Party Feeder Fund Agreement among Registrant (on behalf of the Sterling Capital Equity Index Fund), Sterling Capital Distributors, Inc. and Master Investment Portfolio dated April 19, 2007 is incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(i)	Amendment to the Third Party Feeder Fund Agreement dated July 1, 2008 is incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 2008).

(ii)	Amendment No. 2 to the Third Party Feeder Fund Agreement dated February 2, 2010 is incorporated by reference to Exhibit (h)(8)(ii) to Post-Effective Amendment No. 65 to the Registration Statement of the Registrant on Form N-1A (filed February 26, 2010).

(8)	Form of Sub-Administration Agreement between Sterling Capital Management LLC and BlackRock Advisors, LLC is incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(9)	Third Party Feeder Fund Agreement among Registrant (on behalf of the Sterling Capital International Index Fund), Sterling Capital Distributors, Inc., and Quantitative Master Series LLC, on behalf of Master International Index Series dated November 30, 2011 is incorporated by reference to Exhibit (h)(9)to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(i)	Opinion of Ropes & Gray LLP is filed herewith.

(j)	(1)	Consent of Ropes & Gray LLP is filed herewith.

(2)	Consent of KPMG LLP is filed herewith.

(k)	Not applicable.

(l)	Purchase Agreement dated September 3, 1992 between Registrant and Winsbury Associates is incorporated by reference to Exhibit 13 of Pre-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-1A (filed September 23, 1992).

(m) (1)	Amended and Restated Distribution and Shareholder Services Plan dated October 14, 2009 is incorporated by reference to Exhibit No. (m)(1) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(i)	Revised Schedule A to Amended and Restated Distribution and Shareholder Services Plan as amended and restated February 1, 2010 is incorporated by reference to Exhibit (m)(1)(i) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(ii)	Amended and Restated Distribution and Shareholder Services Plan dated November 18, 2011 is incorporated by reference to Exhibit (m)(1)(ii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(n) (1)	Multiple Class Plan effective February 1, 2010 is incorporated by reference to Exhibit (n)(1) to Post-Effective Amendment No. 63 to the Registration Statement of the Registrant on Form N-1A (filed November 25, 2009).

(i)	Amendment to Multiple Class Plan dated June 29, 2011 is incorporated by reference to Exhibit (n)(1)(i) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(ii)	Amendment to Multiple Class Plan dated November 18, 2011 is incorporated by reference to Exhibit (n)(1)(ii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(p) (1)	Code of Ethics for Sterling Capital Funds dated November 8, 1994 and amended February 11, 2000 and February 27, 2007 is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(2)	Code of Ethics for Sterling Capital Management, LLC is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(3)	Code of Ethics for Scott & Stringfellow, LLC dated July 12, 2010 is incorporated by reference to Exhibit (p)(4) to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on Form N-1A (filed April 15, 2011).

(4)	Code of Ethics of BlackRock, Inc. dated August 16, 2011 is incorporated by reference to Exhibit (p)(6) to Post-Effective Amendment No. 76 to the Registration Statement of the Registrant on Form N-1A (filed November 2, 2011).

Item 29. Persons Controlled By or Under Common Control with Registrant

None.

Item 30. Indemnification

Article VIII, Sections 1 and 2 of the Registrant's Declaration of Trust provides as follows:

“Trustees, Officers, etc.

Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

Compromise Payment

Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involved such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.”

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Indemnification for the Trust’s principal underwriter is provided for in the Underwriting Agreement incorporated herein by reference as Exhibit (e)(1). The Trust maintains a directors and officers liability insurance policy. In addition, certain officers and the interested trustee are covered by BB&T Corporation's directors and officers liability insurance policy.

Item 31. Business and Other Connections of Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”) is the investment adviser for the Funds. Sterling Capital, located at Two Morrocroft Centre, 4064 Colony Road, Suite 300, Charlotte, NC 28211, is a North Carolina limited liability company and an independently managed subsidiary of BB&T Corporation (“BB&T”). Sterling Capital manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to oversight by the Board of Trustees. Sterling Capital has provided investment management services to corporations, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1970. As of December 31, 2010, Sterling Capital had approximately $32 billion in assets under management.

BB&T is a financial holding company that is a North Carolina corporation and is headquartered in Winston-Salem, North Carolina. Through its subsidiaries, BB&T operates more than 1,800 financial centers in the Carolinas, Virginia, West Virginia, Kentucky, Georgia, Tennessee, Maryland, Florida, Alabama, Indiana, Texas, Nevada and Washington, D.C. In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment and retail and wholesale insurance services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature (other than service in subsidiaries of BB&T or in the Registrant) in which each director or senior officer of Sterling Capital is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partners, or trustee.

Name and Position with Sterling Capital	Other business, profession, vocation, or employment
Robert Bridges, Director and Equity Analyst	Board of Directors of Bridges Investment Counsel, Inc.

Item 32. Principal Underwriter

(a)	Sterling Capital Distributors, Inc. (“the Distributor”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the FINRA. As of December 2, 2011, the Distributor acted as principal underwriter for the following investment companies:

Sterling Capital Funds

(b)	The Distributor is a Delaware corporation located at 760 Moore Road, King of Prussia, PA 19406. The Distributor is a wholly-owned subsidiary of BNY Mellon Distributors, Inc. and an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation, a publicly traded company

The following is a list of the directors and executive officers of the Distributor:

Board of Directors

Name	Position(s) with Distributor
John F. Fulgoney	Director
Michael DeNofrio	Director
Steven Turowski	Director
Dennis J. Westley	Director
Scott P. LaVasseur	Director

Officers

Name	Position(s) with Distributor
John F. Fulgoney	President and Chief Executive Officer
Bruno Di Stefano	Vice President
Matthew O. Tierney	Treasurer and Financial Operations Principal, Chief Financial Officer
Felicia Antonio	Chief Compliance Officer
Ellen C. Krause	Chief Risk Officer
Jodi Jamison	Chief Legal Officer
John J. Munera	Anti-Money Laundering Officer
Ronald Berge	Vice President
Carol Bommarito	Assistant Vice President
Dianna A. Stone	Secretary and Clerk
Kevin D. Peterson	Assistant Treasurer – Tax
Gary E. Abbs	Assistant Treasurer – Tax
Joanne S. Huber	Assistant Treasurer – Tax
Barbara J. Parrish	Assistant Secretary
Mary Lou Olinski	Assistant Secretary
Cristina Rice	Assistant Secretary

(c)	Not Applicable

Item 33. Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:

(1)	Sterling Capital Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601

Attention: Secretary

(Registrant)

(2)	Sterling Capital Management, LLC

Two Morrocroft Centre

4064 Colony Rd., Suite 300

Charlotte, NC 28211

Sterling Capital Management, LLC

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601

(Investment Adviser and Administrator for all Funds)

(3)	BlackRock Advisors

55 East 52nd Street

New York, New York 10055

(Investment Sub-Adviser to the Sterling Capital Prime Money Market Fund and Sterling Capital National Tax-Free Money Market Fund)

(4)	Scott & Stringfellow, LLC

909 E. Byrd Street

Riverfront Plaza, West Tower

Richmond, Virginia 23219

(Investment Sub-Adviser to the Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund)

(5)	U.S. Bank National Association

425 Walnut Street, M.L. CN-OH-W6TC

Cincinnati, OH 45202

(Custodian)

(6)	State Street Bank & Trust Company (formerly Investor’s Bank & Trust)

John Hancock Tower

200 Clarendon Street

Boston, Massachusetts 02117-9130

(Custodian and Fund Accountant for Sterling Capital Equity Index Fund)

(7)	Ropes & Gray LLP

One Metro Center, 700 12th Street, N.W., Suite 900

Washington, D.C. 20005-3948

(Declaration of Trust, Bylaws, Minutes Book, Fund Agreements)

(8)	BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

(Fund Accountant, Transfer Agent, and Sub-Administrator)

(9)	Sterling Capital Distributors, Inc.

760 Moore Road

King of Prussia, PA 19406

(Distributor)

Item 34. Management Services

None.

Item 35. Undertakings

The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant’s latest annual report to shareholders upon request and without charge.

NOTICE

A copy of the Amended and Restated Agreement and Declaration of Trust dated February 1, 2011, as amended, of the Sterling Capital Funds is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by officers of the registrant as officers and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 79 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia on the 30th day of January 2012.

STERLING CAPITAL FUNDS

/s/ E.G. Purcell, III
*E.G. Purcell, III
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 79 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ E.G. Purcell, III	President	January 30, 2012
*E.G. Purcell, III

/s/ James L. Roberts	Trustee	January 30, 2012
*James L. Roberts

/s/ Thomas W. Lambeth	Trustee	January 30, 2012
*Thomas W. Lambeth

/s/ James T. Gillespie	Treasurer	January 30, 2012
* James T. Gillespie

/s/ Douglas R. Van Scoy	Trustee	January 30, 2012
*Douglas R. Van Scoy

/s/ Drew T. Kagan	Trustee	January 30, 2012
*Drew T. Kagan

/s/ Laura C. Bingham	Trustee	January 30, 2012
*Laura C. Bingham

/s/ Alexander W. McAlister	Trustee	January 30, 2012
*Alexander W. McAlister

By:	/s/ Alan G. Priest
Alan G. Priest

*By Alan G. Priest, Attorney-in-Fact, pursuant to powers of attorney filed herewith.

POWER OF ATTORNEY

E.G. Purcell, III, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2011	/s/ E.G. Purcell, III
E.G. Purcell, III

POWER OF ATTORNEY

Laura C. Bingham, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Melissa S. Gainor, each individually, her true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2011	/s/ Laura C. Bingham
Laura C. Bingham

POWER OF ATTORNEY

Thomas W. Lambeth, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2011	/s/ Thomas W. Lambeth
Thomas W. Lambeth

POWER OF ATTORNEY

James T. Gillespie, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2011	/s/ James T. Gillespie
James T. Gillespie

POWER OF ATTORNEY

Drew T. Kagan, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2011	/s/ Drew T. Kagan
Drew T. Kagan

POWER OF ATTORNEY

Douglas R. Van Scoy, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2011	/s/ Douglas R. Van Scoy
Douglas R. Van Scoy

POWER OF ATTORNEY

James L. Roberts, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2011	/s/ James L. Roberts
James L. Roberts

POWER OF ATTORNEY

Alexander W. McAlister, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2011	/s/ Alexander W. McAlister
Alexander W. McAlister

EXHIBIT INDEX

(i)	Opinion of Ropes & Gray LLP

(j)(1)	Consent of Ropes & Gray LLP

(j)(2)	Consent of KPMG LLP